UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05010

THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300
Indianapolis, IN                         46208
 (Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio  43287
(Name and address of agent for service)

Copies to:
David C. Mahaffey, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC  20006

Registrant’s telephone number, including area code: 1-800-544-8347

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

Huntington Money Market Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount or Shares		Value
U.S. Government Agencies—92.2%
Federal Home Loan Bank –— 2.5%
$20,000,000	0.315%, 4/2/09 (a)	$19,999,828
Federal Home Loan Bank –— 37.0%
20,000,000	3.000%, 4/2/09	20,001,510
20,000,000	0.122%, 4/3/09(a)	19,999,867
20,000,000	0.335%, 4/6/09(a)	19,999,083
20,000,000	0.325%, 4/9/09(a)	19,998,578
20,000,000	0.335%, 4/14/09(a)	19,997,617
20,000,000	0.345%, 4/28/09(a)	19,994,900
20,000,000	0.376%, 5/11/09(a)	19,991,778
20,000,000	0.391%, 5/14/09	19,990,683
20,000,000	0.345%, 5/18/09(a)	19,991,122
20,000,000	0.400%, 5/22/09(a)	19,988,667
20,000,000	0.370%, 5/27/09(a)	19,988,644
20,000,000	0.386%, 6/2/09(a)	19,986,911
20,000,000	0.457%, 6/12/09(a)	19,982,000
15,000,000	3.000%, 6/30/09	15,094,786
25,000,000	5.375%, 7/17/09	25,359,787

		300,365,933

Federal Home Loan Mortgage Corporation –— 29.9%
20,000,000	0.254%, 4/7/09(a)	19,999,167
20,000,000	0.213%, 4/24/09(a)	19,997,317
20,000,000	0.254%, 5/6/09(a)	19,995,139
20,000,000	0.406%, 5/12/09(a)	19,990,889
10,000,000	0.335%, 6/8/09(a)	9,993,767
20,000,000	0.335%, 6/30/09(a)	19,983,500
20,000,000	0.365%, 7/6/09(a)	19,980,800
6,000,000	0.346%, 7/13/09(a)	5,994,163
20,000,000	0.203%, 7/27/09(a)	19,987,000
10,000,000	0.203%, 7/31/09(a)	9,993,278
20,000,000	0.325%, 8/3/09(a)	19,977,956
20,000,000	0.274%, 8/4/09(a)	19,981,250
20,000,000	0.244%, 8/5/09(a)	19,983,200
20,000,000	0.305%, 8/24/09(a)	19,975,833

		245,833,259

Federal National Mortgage Association –— 22.8%
20,000,000	0.152%, 4/22/09(a)	19,998,250
20,000,000	0.173%, 4/27/09(a)	19,997,544
25,000,000	0.304%, 4/29/09(a)	24,994,167
20,000,000	0.254%, 5/5/09(a)	19,995,278
20,000,000	0.315%, 5/26/09(a)	19,990,528
20,000,000	0.376%, 5/28/09(a)	19,988,283
20,000,000	0.427%, 6/23/09(a)	19,980,633
20,000,000	0.427%, 6/24/09(a)	19,980,400
20,000,000	0.386%, 8/3/09(a)	19,973,822

		184,898,905

Total U.S. Government Agencies (Cost $751,097,925)		751,097,925

Commercial Papers—5.5%
20,000,000	IBRD, 0.284%, 4/29/09 (a)	19,995,644
25,000,000	Wells Fargo & Co., 0.152%, 4/8/09(a)	24,999,271

Total Commercial Papers (Cost $44,994,915)		44,994,915

Cash Equivalents—0.7%
6,000,000	Meeder Institutional Money Market Fund, 0.880%(b)	6,000,000

Total Cash Equivalents (Cost $6,000,000)		6,000,000

Repurchase Agreements—1.5%
$12,246,200	Morgan Stanley Dean Witter & Co., 0.160%, dated 3/31/09, due 4/1/09, repurchase price $12,246,254 (Fully collateralized by Federal Home Loan Mortgage Corp., 5.44%, 11/30/16)	12,246,200

Total Repurchase Agreements (Cost $12,246,200)		12,246,200

Total Investments (Cost $814,339,040) — 99.9%		814,339,040

Other Assets in Excess of Liabilities — 0.1%		710,276

Net Assets — 100.0%		$815,049,316

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.

See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Municipal Bonds—95.3%
Ohio— 85.3%
$200,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.750%, 10/19/09	$200,271
400,000	Cincinnati, OH, City School District, G.O., BAN, 2.500%, 5/28/09	400,244
200,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 2.750%, 11/15/34 (a)	200,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 0.500%, 10/1/40 (a)	700,000
1,350,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 1.750%, 1/1/33 (a)	1,350,000
605,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 1.750%, 1/1/34 (a)	605,000
400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.400%, 1/1/37 (a)	400,000
760,000	Clinton County, OH, Hospital Revenue, (LOC - Fifth Third Bank), 2.150%, 6/1/32 (a)	760,000
2,270,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 0.470%, 7/1/35 (a)	2,270,000
210,000	Columbus, OH, City School District, School Facilities Construction & Improvement, G.O., (FSA Ins.), 3.000%, 12/1/09	212,433
960,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.300%, 12/1/17 (a)	960,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.470%, 12/1/36 (a)	590,000
5,330,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.470%, 3/1/34 (a)	5,330,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.450%, 3/1/19 (a)	500,000
2,000,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - National City Bank), 0.490%, 11/1/25 (a)	2,000,000
400,000	Cuyahoga County, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 1/1/16 (a)	400,000
1,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.990%, 3/1/33 (a)	1,000,000
3,000,000	Cuyahoga County, OH, Revenue, (The Ratner School Project), (LOC - Fifth Third Bank), 2.950%, 8/1/32 (a)	3,000,000
2,000,000	Cuyahoga, OH, Community College District General Receipts, Series C, 2.000%, 2/1/10	2,012,340
1,000,000	Cuyahoga, OH, Community College District, TAN, Series B, 2.500%, 7/1/09	1,008,463
1,700,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,707,514
700,000	Delaware County, OH, Port Authority, Economic Development Revenue, (The Columbus Zoological Park Association, Inc.), (LOC - JPMorgan Chase Bank), 0.490%, 8/1/18 (a)	700,000
1,000,000	Dover, OH, G.O., BAN, 2.750%, 4/2/09	1,000,020
400,000	Fairfield County, OH, G.O., BAN, 3.250%, 1/7/10	402,705
1,250,000	Forest Park, OH, G.O., BAN (Various Purposes), 4.300%, 11/3/09	1,253,920
1,005,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.410%, 12/1/11 (a)	1,005,000
3,455,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.410%, 12/1/20 (a)	3,455,000
1,765,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.410%, 12/1/21 (a)	1,765,000
1,265,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.550%, 11/1/14 (a)	1,265,000
4,000,000	Geauga County, OH, G.O, BAN, Royal Bank of Canada, 2.250%, 8/26/09	4,009,827
1,005,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.440%, 7/1/23 (a)	1,005,000
2,220,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.440%, 7/1/23 (a)	2,220,000
3,000,000	Genoa Area, OH, Local School District, School Facilities Construction & Improvement Notes, G.O., 3.125%, 9/22/09	3,012,288
3,000,000	Greater Cleveland Regional Transit Authority Revenue, 1.150%, 12/22/09	3,005,357
470,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 0.450%, 1/1/11 (a)	470,000
5,710,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 0.590%, 6/1/22 (a)	5,710,000
3,305,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.470%, 5/15/28 (a)	3,305,000
1,870,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.470%, 5/15/28 (a)	1,870,000
2,265,000	Hamilton County, OH, Hospital Facilities Revenue, (Children's Hospital Medical Center), Series M, (LOC - JPMorgan Chase Bank), 0.380%, 5/15/37 (a)	2,265,000
5,820,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 0.500%, 6/1/27 (a)	5,820,000
4,270,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.470%, 12/1/26 (a)	4,270,000
5,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.300%, 5/1/32 (a)	5,000,000
1,524,000	Lakewood, OH, G.O., BAN, 2.125%, 4/16/09	1,524,200
1,650,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.450%, 4/1/37 (a)	1,650,000
735,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC - JPMorgan Chase & Co.), 0.450%, 6/1/33 (a)	735,000
2,605,000	Lorain County, OH, G.O., BAN (Various Purposes), 2.250%, 3/23/10	2,626,274
2,255,000	Loveland, OH, G.O., BAN (Various Purposes), 2.250%, 2/24/10	2,270,001
1,900,000	Mason, OH, G.O., BAN (Various Purposes), 2.500%, 12/17/09	1,910,640
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (FSA Ins.), 4.500%, 8/1/47 (a)	4,000,000
2,300,000	Montgomery County, OH, Limited Obligation Revenue, (Society St. Vincent Depaul), (LOC - National City Bank), 0.590%, 12/1/10 (a)	2,300,000
3,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	3,010,121
140,000	Nordonia Hills, OH, G.O., City School District, Outdoor Athletic Facilities, 2.000%, 12/1/09	140,645
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.550%, 11/15/32 (a)	400,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 0.400%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 2.000%, 11/1/25 (a)	1,125,000
2,050,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 0.300%, 12/1/44 (a)	2,050,000
1,200,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 3.250%, 9/1/27 (a)	1,200,000
4,220,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 3.250%, 9/1/24 (a)	4,220,000
1,595,000	Ohio State Higher Education Facilities Revenue, (LOC - Fifth Third Bank), 3.250%, 9/1/25 (a)	1,595,000
2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.370%, 11/1/30 (a)	2,590,000
235,000	Ohio State Higher Educational Facilities Commission Revenue, (LOC - Fifth Third Bank), 3.250%, 9/1/17 (a)	235,000
3,460,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities- Pooled), Series A, (LOC - Fifth Third Bank), 3.250%, 9/1/20 (a)	3,460,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing), Series A, (LOC - Fifth Third Bank), 2.100%, 9/1/26 (a)	350,000
1,190,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 2.100%, 9/1/24 (a)	1,190,000
175,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 2.100%, 11/1/28 (a)	175,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.490%, 12/1/24 (a)	900,000
730,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.370%, 5/1/15 (a)	730,000
4,955,000	Ohio State Higher Educational Facility Commission Revenue, (Various - Pooled Financing 2007 Program), Series A, (LOC - Fifth Third Bank), 3.000%, 9/1/36 (a)	4,955,000
2,500,000	Ohio State Higher Educational Facility Revenue, (Case Western Reserve), Series B-1, (LOC - Bank of America N.A.), 0.150%, 12/1/44 (a)	2,500,000
950,000	Ohio State Highway Capital Improvements Buckeye Savers, G.O., Series L, 3.500%, 5/1/09	951,246
1,500,000	Ohio State University General Receipts Revenue, (Various), 0.300%, 12/1/17 (a)	1,500,000
3,795,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 2.500%, 12/1/26 (a)	3,795,000
960,000	Ohio State University General Receipts Revenue, (Various), 0.300%, 12/1/27 (a)	960,000
6,425,000	Ohio State University General Receipts Revenue, (Various), 0.150%, 12/1/31 (a)	6,425,000
425,000	Ohio State University, G.O., Series B, 0.200%, 3/15/25 (a)	425,000
300,000	Ohio State University, G.O., Series B, 0.200%, 6/1/35 (a)	300,000
5,350,000	Ohio State University, G.O., Series D, 0.290%, 2/1/19 (a)	5,350,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.200%, 8/1/21 (a)	65,000
3,850,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.290%, 8/1/17 (a)	3,850,000
4,390,000	Ohio State University, School Improvements, G.O., Series A, 0.200%, 3/15/25 (a)	4,390,000
6,275,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.800%, 12/1/18 (a)	6,275,000
4,000,000	Ohio State Water Development Authority Revenue, (Various), (LOC - Wachovia Bank N.A.), 0.470%, 12/1/33 (a)	4,000,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.510%, 11/1/30 (a)	700,000
9,805,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 0.450%, 4/1/38 (a)	9,805,000
155,000	Sandusky County, OH, G.O., BAN, 2.850%, 9/24/09	155,623
1,315,000	Shaker Heights, OH, G.O., BAN (Various Purposes), 2.500%, 5/8/09	1,315,653
1,250,000	Springfield, OH, Local School District, School Improvements, G.O., BAN, 3.000%, 12/16/09	1,261,773
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 3.000%, 11/1/36 (a)	2,845,000
225,000	Sycamore Township, OH, G.O., (Various Purposes), 3.000%, 12/1/09	227,220
1,200,000	Tallmadge, OH, G.O., BAN, 2.500%, 6/4/09	1,201,011
1,675,000	Tipp City, OH, G.O., BAN (Various Purposes), 2.000%, 4/22/09	1,675,237
2,500,000	Union Township, OH, Tax Increment Revenue, 3.000%, 9/15/09	2,511,209
6,415,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 2.750%, 1/1/29 (a)	6,415,000
4,690,000	University of Cincinnati, OH, General Receipts, (Various), Series F, (LOC Bayerische Landesbank), 0.490%, 6/1/34 (a)	4,690,000
675,000	University of Toledo, OH, General Receipts Revenue, Series A, 3.000%, 6/1/09	681,399
1,200,000	Wapakoneta, OH, City School District, G.O., BAN, 2.500%, 5/27/09	1,201,007
265,000	Warren County Career Center, OH, Warren County Career Center School Project, COP, 2.000%, 12/1/09	265,436
562,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B, (LOC - Fifth Third Bank), 1.600%, 7/1/23 (a)	562,980
912,000	Washington County, OH, Hospital Revenue, (FSA Ins. SPA - Bank One N.A.), 3.300%, 12/1/33 (a)	912,000
3,800,000	Wooster, OH, Industrial Development Revenue, 0.570%, 12/1/10 (a)	3,800,000

		205,169,057

Puerto Rico— 10.0%
5,005,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2574, (Assured Guaranty), 0.590%, 7/1/47 (a)	5,005,000
8,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.540%, 7/1/47 (a)	8,000,000
2,000,000	Puerto Rico Commonwealth, G.O., (FSA Ins.), 2.270%, 7/1/18 (a)	2,000,000
5,000,000	Puerto Rico Commonwealth, G.O., Series A-9, (LOC - Wachovia Bank N.A.), 0.270%, 7/1/34 (a)	5,000,000
1,000,000	Puerto Rico Commonwealth, G.O., Series B-1, (FSA Ins.), 2.270%, 7/1/21 (a)	1,000,000
3,030,000	Puerto Rico Electric Power Authority Revenue, Series AA, (MBIA Ins.), 5.500%, 7/1/09	3,052,270

		24,057,270

Total Municipal Bonds (Cost $229,226,327)		229,226,327

Commercial Papers—2.9%
Ohio— 2.9%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, (LOC - Bank of America N.A.), 0.600%, 5/5/09(a)	7,000,000
Commercial Papers (Continued)

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents—1.1%
2,674,766	Fidelity Institutional Tax-Exempt Portfolio, 0.410% (c)	2,674,766

Total Cash Equivalents (Cost $2,674,766)		2,674,766

Total Investments (Cost $238,901,093) — 99.3%		238,901,093

Other Assets in Excess of Liabilities — 0.7%		1,740,636

Net Assets — 100.0%		$240,641,729

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	Rate disclosed is the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of March 31, 2009.
BAN	Bond Anticipation Note
COP	Certificate of Participation
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PLC	Public Liability Co.
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Note

See Notes to Portfolio of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Municipal Bonds—94.5%
Alabama— 0.4%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 0.580%, 9/1/15 (a)	$400,000

Arizona— 0.8%
660,000	Cochise County, AZ, Unified School District No 68, G.O., (FSA Ins.), 2.625%, 7/1/09	660,522
215,000	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, Series A, 4.000%, 7/1/09	216,233

		876,755

California— 3.3%
2,500,000	California Health Facilities Financing Authority Revenue, Series D-RMKT, (FSA Ins. SPA - Dexia Credit Local), 1.750%, 11/15/36 (a)	2,500,000
900,000	Orange County, CA, Apartment Development Revenue, Aliso Creek Project, Series B, (Freddie Mac Ins.), 0.200%, 11/1/22 (a)	900,000

		3,400,000

Colorado— 2.3%
450,000	Colorado Housing & Finance Authority, Series B, (Fannie Mae Ins.), 0.410%, 10/15/16 (a)	450,000
350,000	Colorado Housing & Finance Authority, Series E, (Fannie Mae Ins.), 0.410%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, Series H, (Fannie Mae Ins.), 0.410%, 10/15/16 (a)	500,000
1,100,000	Colorado Springs, CO, Revenue, (SPA - JPMorgan Chase Bank), 0.350%, 6/1/29 (a)	1,100,000

		2,400,000

Connecticut— 1.4%
1,500,000	Connecticut State Health & Educational Facilities Authority Revenue, Series 2885, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 1.190%, 1/1/16 (a)	1,500,000

Florida— 17.2%
900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.580%, 4/1/20 (a)	900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 0.480%, 11/1/31 (a)	100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.500%, 12/1/29 (a)	500,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 0.550%, 10/1/21 (a)	85,000
905,000	Collier County, FL, Educational Facilities Authority Revenue, (LOC - Fifth Third Bank), 2.150%, 4/1/28 (a)	905,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.470%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 0.500%, 8/1/11 (a)	1,580,000
2,000,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.500%, 7/1/27 (a)	2,000,000
2,000,000	Gainesville, FL, Utilities System Revenue, Series C, (SPA - Suntrust Bank), 0.500%, 10/1/26 (a)	2,000,000
3,000,000	Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series C, (FSA Ins. LOC - Bank of America N.A.), 0.350%, 8/15/27 (a)	3,000,000
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 0.550%, 6/1/22 (a)	600,000
1,000,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.520%, 1/15/27 (a)	1,000,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.540%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.540%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.600%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 2.750%, 11/15/33 (a)	500,000
165,000	Port St. Lucie, FL, Utility Revenue, (National Reinsurance), 4.250%, 9/1/09	166,696
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.630%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.500%, 1/15/32 (a)	1,100,000

		17,936,696

Georgia— 3.2%
220,000	Bibb County, GA, Development Authority Revenue, (LOC - SunTrust Bank), 0.620%, 6/1/26 (a)	220,000
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 1.220%, 9/1/31 (a)	1,075,000
2,000,000	Hall County, GA, G.O., (FSA Ins.), 5.000%, 10/1/09	2,041,621

		3,336,621

Illinois— 3.4%
905,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 3.000%, 3/1/32 (a)	905,000
100,000	Chicago, IL, Board of Education, G.O., Series C, (FSA Ins.), 3.000%, 3/1/32 (a)	100,000
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 0.550%, 2/1/42 (a)	500,000
2,000,000	Illinois Health Facilities Authority Revenue, (FSA Ins. SPA - JPMorgan Chase Bank), 2.350%, 9/1/32 (a)	2,000,000

		3,505,000

Indiana— 0.9%
900,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.470%, 10/1/24 (a)	900,000

Kentucky— 1.4%
500,000	Kentucky Turnpike Authority Revenue, (AMBAC Ins.), 5.500%, 7/1/09	504,497
975,000	Russell, KY, Revenue, Series B, (FSA Ins.), 2.500%, 11/1/26 (a)	975,000

		1,479,497

Michigan— 2.9%
2,000,000	L'Anse Creuse, MI, Public Schools, G.O., (FSA Q-SBLF Ins. SPA - JPMorgan Chase Bank), 1.500%, 5/1/35 (a)	2,000,000
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC - Landesbank Hessen-Thuringen), 0.400%, 5/1/30 (a)	450,000
270,000	Royal Oak, MI, G.O., (Assured Guaranty), 4.000%, 10/1/09	272,667
300,000	Western Michigan Universirty Revenue, (FSA Ins. SPA - Dexia Credit Local), 5.500%, 11/15/22 (a)	300,000

		3,022,667

Minnesota— 0.5%
500,000	St. Cloud, MN, Health Care Revenue, Seies C, (Assured Guaranty SPA - Royal Bank of Canada), 0.480%, 5/1/42 (a)	500,000

North Carolina— 5.1%
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 2.970%, 1/15/44 (a)	1,000,000
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series J, (FSA Ins. SPA - Dexia Credit Local), 3.000%, 1/15/46 (a)	2,000,000
1,000,000	Guilford County, NC, G.O., (SPA - Bank of America N.A.), 0.500%, 10/1/22 (a)	1,000,000
350,000	New Hanover County, NC, Hospital Revenue, Series A-1, (FSA Ins. SPA - Wachovia Bank N.A.), 1.500%, 10/1/23 (a)	350,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 1.500%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.550%, 5/1/27 (a)	500,000

		5,345,000

Ohio— 16.4%
1,000,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.500%, 10/1/31 (a)	1,000,000
200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.470%, 3/1/34 (a)	200,000
2,347,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	2,355,050
1,500,000	Dublin, OH, City School District, G.O., BAN, 2.000%, 5/28/09	1,502,112
560,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.440%, 7/1/23 (a)	560,000
385,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.440%, 7/1/23 (a)	385,000
630,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project, (LOC - Fifth Third Bank), 2.150%, 4/1/28 (a)	630,000
1,750,000	Huber Heights, OH, City School District, School Improvement, G.O., BAN, 2.000%, 8/18/09	1,765,850
1,450,000	Huber Heights, OH, City School District, School Improvement, G.O., BAN, 2.000%, 8/18/09	1,465,970
1,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.300%, 5/1/32 (a)	1,000,000
760,000	Lake County, OH, G.O., 2.500%, 7/16/09	761,299
230,000	Lockland, OH, G.O., BAN, 5.250%, 3/18/10	234,271
400,000	Miamisburg, OH, G.O., 3.250%, 7/15/09	400,955
1,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	1,003,373
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	235,000

2,265,000	Ohio State University, School Improvements, G.O., Series A, 0.200%, 3/15/25 (a)	2,265,000
1,000,000	Ottawa & Glandorf, OH, Local School District, School Facilities Construction, G.O., BAN, 2.500%, 3/18/10	1,004,706
295,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 2.750%, 1/1/29 (a)	295,000

		17,063,586

Oklahoma— 1.0%
1,000,000	Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue, Series A, 5.625%, 8/15/29	1,026,592

Pennsylvania— 11.9%
2,785,000	Chester County, PA, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (LOC - Wachovia Bank N.A.), 0.570%, 8/1/25 (a)	2,785,000
300,000	Delaware Valley, PA, Regional Financial Authority, Series B, (LOC - Bayerische Landesbank), 0.500%, 12/1/20 (a)	300,000
5,000,000	Geisinger Authority, PA, Health System Revenue, Series A, (SPA - Bank of America N.A.), 0.200%, 5/15/35 (a)	5,000,000
195,000	Lancaster County, PA, G.O., (FSA Ins. SPA - Dexia Credit Local), 2.500%, 3/1/31 (a)	195,000
900,000	Lancaster County, PA, G.O., Series B, (FSA Ins.), 2.250%, 11/1/16 (a)	900,000
1,265,000	Manheim Township, PA, School District, G.O., (FSA State Aid Withholding SPA - Royal Bank of Canada), 1.200%, 5/1/23 (a)	1,265,000
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (FSA Ins. SPA - JPMorgan Chase Bank), 0.900%, 9/1/33 (a)	2,000,000

		12,445,000

Puerto Rico— 3.8%
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.540%, 7/1/47 (a)	4,000,000

Tennessee— 1.6%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 0.500%, 5/15/31 (a)	1,625,000

Texas— 3.6%
1,745,000	El Paso County, TX, Hospital District, G.O., Series 2747, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 0.730%, 2/15/16 (a)	1,745,000
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 0.470%, 8/15/33 (a)	900,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.500%, 2/15/34 (a)	1,110,000

		3,755,000

Virginia— 4.0%
450,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 2.750%, 11/1/42 (a)	450,000
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.500%, 10/15/32 (a)	725,000
3,000,000	Virginia Commonwealth University Revenue, Series A, (AMBAC Ins. LOC - Wachovia Bank N.A.), 0.250%, 11/1/30 (a)	3,000,000

		4,175,000

West Virginia— 7.4%
3,410,000	Harrison County, WV, Industrial Development Revenue, (LOC - U.S. Bank N.A.), 0.490%, 6/1/14 (a)	3,410,000
3,085,000	Weirton, WV, Municipal Hospital Building, Commission Hospital Revenue, (LOC - PNC Bank N.A.), 0.490%, 12/1/31 (a)	3,085,000
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.400%, 7/1/17 (a)	300,000
955,000	West Virginia School Building Authority Excess Lottery Revenue, 3.000%, 7/1/09	959,171

		7,754,171

Wisconsin— 2.0%
625,000	Milwaukee County, WI, G.O., Series A, (FSA Ins.), 5.000%, 9/1/09	635,017
1,500,000	Watertown, WI, Uniform School District, G.O., BAN, 2.500%, 2/1/10	1,502,963

		2,137,980

Total Municipal Bonds (Cost $98,584,565)		98,584,565

Commercial Papers—2.9%
Ohio— 2.9%
3,000,000	Johns Hopkins University, (Bank of America N.A.), 1.000%, 4/6/09	3,000,000

Total Commercial Papers (Cost $3,000,000)		3,000,000

Cash Equivalents—4.7%
4,965,226	Fidelity Institutional Tax-Exempt Portfolio, 0.410%(b)	4,965,226

Total Cash Equivalents (Cost $4,965,226)		4,965,226

Total Investments (Cost $106,549,791) — 102.1%		106,549,791

Liabilities in Excess of Other Assets — (2.1)%		(2,224,573)

Net Assets — 100.0%		$104,325,218

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
FSA	Financial Security Assurance
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount or Shares		Value
U.S. Treasury Obligations—84.9%
U.S. Treasury Bills –— 77.1%(a)
$20,000,000	0.097%, 4/2/09	$19,999,946
20,000,000	0.150%, 4/9/09	19,999,333
40,000,000	0.122%, 4/16/09	39,998,167
70,000,000	0.030%, 4/23/09	69,995,997
15,000,000	0.273%, 4/29/09	14,996,815
40,000,000	1.401%, 4/30/09	39,975,028
40,000,000	1.122%, 5/7/09	39,976,748
40,000,000	0.340%, 5/14/09	39,986,503
25,000,000	0.049%, 5/15/09	24,998,518
20,000,000	0.325%, 5/21/09	19,990,972
20,000,000	0.300%, 5/28/09	19,990,500
65,000,000	0.070%, 6/4/09	64,984,014
20,000,000	0.151%, 6/11/09	19,994,064
20,000,000	0.250%, 6/18/09	19,989,167
15,000,000	0.103%, 6/24/09	14,996,388
40,000,000	0.285%, 6/25/09	39,975,385
30,000,000	0.228%, 7/2/09	29,984,007
20,000,000	0.170%, 7/9/09	19,990,650
20,000,000	0.290%, 7/30/09	19,980,667
15,000,000	0.228%, 8/6/09	14,987,924

		594,790,793

U.S. Treasury Notes –— 7.8%(a)
30,000,000	0.005%, 5/15/09	29,999,811
30,000,000	0.155%, 5/15/09	29,994,403

		59,994,214

Total U.S. Treasury Obligations (Cost $654,785,007)		654,785,007

Cash Equivalent—3.9%
30,000,000	Fidelity Institutional Treasury Portfolio, 0.380%(b)	30,000,000

Total Cash Equivalents (Cost $30,000,000)		30,000,000

Repurchase Agreements—11.2%
$26,087,300	Morgan Stanley Dean Witter & Co., 0.030%, dated 3/31/09, due 4/1/09, repurchase price $26,087,322 (Fully collateralized by U.S. Treasury Bond, 1.125%, 12/15/11)	26,087,300
60,000,000	The Goldman Sachs & Co., Inc., 0.020%, dated 3/26/09, due 4/1/09, repurchase price $60,000,233 (Fully collateralized by U.S. Treasury Bond, 8.875%, 8/15/17)	60,000,000

Total Repurchase Agreements (Cost $86,087,300)		86,087,300

Total Investments (Cost $770,872,307) — 100.0%		770,872,307

Other Assets in Excess of Liabilities — 0.0%		20,478

Net Assets — 100.0%		$770,892,785

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—67.9%
Consumer Discretionary— 5.2%
29,000	Cedar Fair LP	$269,410
27,500	Family Dollar Stores, Inc.	917,675
13,000	Kimberly-Clark Corp.	599,430
16,000	Sherwin-Williams Co.	831,520
25,300	Snap-on, Inc.	635,030

		3,253,065

Consumer Staples— 5.0%
18,500	General Mills, Inc.	922,780
30,000	Pepsi Bottling Group, Inc.	664,200
25,000	Reynolds American, Inc.	896,000
13,000	The Clorox Co.	669,240

		3,152,220

Energy— 2.0%
9,000	ConocoPhillips	352,440
3,500	Eni SpA ADR	134,120
28,500	Marathon Oil Corp.	749,265

		1,235,825

Financials— 10.4%
15,000	ACE Ltd.	606,000
15,000	Chubb Corp.	634,800
39,000	JPMorgan Chase & Co.	1,036,620
15,000	M&T Bank Corp.	678,600
20,000	Principal Financial Group	163,600
48,000	Regions Financial Corp.	204,480
16,000	The Bank of New York Mellon Corp.	452,000
13,000	The Travelers Cos., Inc.	528,320
29,500	Torchmark Corp.	773,785
59,000	Unum Group	737,500
52,000	Wells Fargo & Co.	740,480

		6,556,185

Health Care— 9.8%
33,500	AstraZeneca PLC ADR	1,187,575
9,500	Becton, Dickinson & Co.	638,780
43,000	Bristol-Myers Squibb Co.	942,560
32,000	Eli Lilly & Co.	1,069,120
31,000	Merck & Co., Inc.	829,250
57,500	PerkinElmer, Inc.	734,275
54,500	Pfizer, Inc.	742,290

		6,143,850

Industrials— 5.7%
21,000	Cooper Industries Ltd., Class A	543,060
24,000	Dover Corp.	633,120
9,000	Fluor Corp.	310,950
19,500	Norfolk Southern Corp.	658,125
20,500	Raytheon Co.	798,270
25,000	Waste Management, Inc.	640,000

		3,583,525

Materials— 2.7%
22,000	Harsco Corp.	487,740
15,500	Lubrizol Corp.	527,155
34,000	Sonoco Products Co.	713,320

		1,728,215

Real Estate Investment Trusts— 14.0%
62,000	Cedar Shopping Centers, Inc.	107,880
12,500	Corporate Office Properties Trust	310,375
21,500	EastGroup Properties, Inc.	603,505
36,000	Entertainment Properties Trust	567,360
16,000	Equity Residential	293,600
36,000	HCP, Inc.	642,600
17,000	Health Care REIT, Inc.	520,030
25,000	Highwoods Properties, Inc.	535,500
18,000	Home Properties, Inc.	551,700
13,000	Kilroy Realty Corp.	223,470
18,000	Liberty Property Trust	340,920
19,000	Mack-Cali Realty Corp.	376,390
45,000	Medical Properties Trust, Inc.	164,250
20,500	Mid-America Apartment Communities, Inc.	632,015
38,000	National Retail Properties, Inc.	601,920
21,000	PS Business Parks, Inc.	773,850
21,497	Simon Property Group, Inc.	744,650
25,000	Sovran Self Storage, Inc.	502,000
32,000	Weingarten Realty Investors	304,640

		8,796,655

Technology— 3.5%
3,500	Accenture Ltd., Class A	96,215
27,000	Hewlett-Packard Co.	865,620
5,500	International Business Machines Corp.	532,895
15,000	Microsoft Corp.	275,550
24,000	Oracle Corp. *	433,680

		2,203,960

Telecommunications— 3.9%
31,500	AT&T, Inc.	793,800
43,500	CenturyTel, Inc.	1,223,220
13,500	Verizon Communications, Inc.	407,700

		2,424,720

Transportation— 1.5%
16,000	Burlington Northern Santa Fe Corp.	962,400

Utilities— 4.2%
6,000	Consolidated Edison, Inc.	237,660
53,500	Duke Energy Corp.	766,120
17,000	FirstEnergy Corp.	656,200
53,000	Xcel Energy, Inc.	987,390

		2,647,370

Total Common Stocks (Cost $57,106,775)		42,687,990

Preferred Stocks—28.8%
Consumer Discretionary— 1.4%
40,000	Comcast Corp., 7.000%	797,600
3,155	Viacom, Inc., 6.850%	54,045

		851,645

Financials— 22.9%
115,000	ABN AMRO Capital Funding Trust V, 5.900%	759,000
35,000	Allianz SE, 8.375%	589,750
50,000	American International Group, Series A-4, 6.450%	134,000
40,000	ASBC Capital I, 7.625%	666,400
40,000	Barclays Bank PLC, Series 2, 6.625%	431,600
30,000	BB&T Capital Trust V, 8.950%	661,500
30,000	Everest Re Capital Trust II, Series B, 6.200%	494,100
20,000	General Electric Capital Corp., 6.100%	410,000
25,000	HSBC Holdings PLC, Series A, 6.200%	372,250
95,000	ING Groep NV, 6.125%	760,950
75,000	KeyCorp Capital VIII, 7.000%	956,250
70,000	Merrill Lynch & Co. Capital Trust V, 7.280%	693,000
36,154	MetLife, Inc., Series B, 6.500%	530,379
70,000	Morgan Stanley Capital Trust, 6.600%	1,073,100
60,000	National City Capital Trust II, 6.625%	837,000
42,386	PLC Capital Trust IV, 7.250%	373,844
2,524	PNC Capital Trust E, 7.750%	50,430
31,807	Prudential Financial, Inc., 9.000%	534,358
49,721	Prudential PLC, 6.500%	612,065
70,312	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,172,101
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	442,200
50,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	280,500
12,308	SunTrust Capital IX, 7.875%	212,928
40,000	Telephone & Data Systems, Inc., Series A, 7.600%	700,400
33,664	The Bank of New York Mellon Corp. Capital V, 7.800%	657,795

		14,405,900

Real Estate Investment Trusts— 2.2%
25,000	Duke Realty Corp., Series O, 8.375%	284,500
67,440	Public Storage, Series F, 6.450%	1,114,783

		1,399,283

Utilities— 2.3%
59,000	BGE Capital Trust II, 6.200%	979,400
20,000	Xcel Energy, Inc., 7.600%	464,200

		1,443,600

Total Preferred Stocks (Cost $31,582,731)		18,100,428

Mutual Fund—1.4%
Exchange Traded Funds— 1.4%
55,000	AMEX Technology SPDR	859,100

Total Mutual Funds (Cost $914,244)		859,100

Cash Equivalents—1.8%
1,149,104	Huntington Money Market Fund, Interfund Shares, 0.020% (a) (b)	1,149,104

Total Cash Equivalents (Cost $1,149,104)		1,149,104

Total Investments (Cost $90,752,854) — 99.9%		62,796,622

Other Assets in Excess of Liabilities — 0.1%		63,857

Net Assets — 100.0%		$62,860,479

(a)	Rate disclosed is the seven day yield as of March 31, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—91.2%
Consumer Discretionary— 9.5%
100,000	Lowe's Cos., Inc.	$1,825,000
49,800	McDonald's Corp.	2,717,586
58,400	Nike, Inc., Class B	2,738,376
34,000	Ross Stores, Inc.	1,219,920
23,000	Sherwin-Williams Co.	1,195,310
65,000	Urban Outfitters, Inc. *	1,064,050
66,000	Yum! Brands, Inc.	1,813,680

		12,573,922

Consumer Staples— 8.8%
36,500	Bunge Ltd.	2,067,725
19,600	Colgate-Palmolive Co.	1,156,008
40,500	Hormel Foods Corp.	1,284,255
32,500	McCormick & Co., Inc.	961,025
26,000	Ralcorp Holding, Inc. *	1,400,880
53,000	Wal-Mart Stores, Inc.	2,761,300
120,000	Whole Foods Market, Inc.	2,016,000

		11,647,193

Energy— 20.6%
22,300	Chevron Texaco Corp.	1,499,452
39,300	Enbridge, Inc.	1,131,840
29,500	EnCana Corp.	1,197,995
21,865	Exxon Mobil Corp.	1,489,007
58,000	Frontier Oil Corp.	741,820
27,000	Hess Corp.	1,463,400
36,000	Murphy Oil Corp.	1,611,720
39,200	National Oilwell Varco, Inc. *	1,125,432
64,000	Newfield Exploration Co. *	1,452,800
32,000	Noble Energy, Inc.	1,724,160
79,550	Occidental Petroleum Corp.	4,426,957
33,500	Oceaneering International, Inc. *	1,235,145
40,000	Petroleo Brasileiro SA ADR	1,218,800
38,500	Range Resources Corp.	1,584,660
63,500	Southwestern Energy Co. *	1,885,315
25,700	Sunoco, Inc.	680,536
53,200	Tidewater, Inc.	1,975,316
43,000	Valero Energy Corp.	769,700

		27,214,055

Financials— 1.0%
73,500	People's United Financial, Inc.	1,320,795

Health Care— 11.8%
90,000	Baxter International, Inc.	4,609,800
15,375	C.R. Bard, Inc.	1,225,695
23,355	Express Scripts, Inc. *	1,078,301
28,000	Genzyme Corp. *	1,662,920
95,000	Gilead Sciences, Inc. *	4,400,400
58,800	Teva Pharmaceutical Industries Ltd. ADR	2,648,940

		15,626,056

Industrials— 5.5%
12,700	First Solar, Inc. *	1,685,290
114,000	McDermott International, Inc. *	1,526,460
40,000	Union Pacific Corp.	1,644,400
34,000	W.W. Grainger, Inc.	2,386,120

		7,242,270

Materials— 4.5%
167,000	Companhia Vale do Rio Doce ADR	2,221,100
45,700	Freeport-McMoran Copper & Gold, Inc., Class B	1,741,627
25,000	Monsanto Co.	2,077,500

		6,040,227

Technology— 28.3%
54,000	Accenture Ltd., Class A	1,484,460
28,600	Apple Computer, Inc. *	3,006,432
121,500	EMC Corp. *	1,385,100
8,600	Google, Inc., Class A *	2,993,316
38,447	Hewlett-Packard Co.	1,232,611
46,000	International Business Machines Corp.	4,456,940
74,000	Intuit, Inc. *	1,998,000
12,300	MasterCard, Inc., Class A	2,060,004
56,000	McAfee, Inc. *	1,876,000
124,000	MEMC Electronic Materials, Inc. *	2,044,760
94,025	Microsoft Corp.	1,727,239
135,000	NVIDIA Corp. *	1,331,100
187,700	Oracle Corp. *	3,391,739
64,200	QUALCOMM, Inc.	2,498,022
34,800	Research In Motion Ltd. *	1,498,836
40,700	Sybase, Inc. *	1,232,803
105,000	Symantec Corp. *	1,568,700
85,000	Xilinx, Inc.	1,628,600

		37,414,662

Transportation— 1.2%
26,000	Burlington Northern Santa Fe Corp.	1,563,900

Total Common Stocks (Cost $124,646,675)		120,643,080

Cash Equivalents—10.2%
13,440,032	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	13,440,032

Total Cash Equivalents (Cost $13,440,032)		13,440,032

Total Investments (Cost $138,086,707) — 101.4%		134,083,112

Liabilities in Excess of Other Assets — (1.4)%		(1,819,111)

Net Assets — 100.0%		$132,264,001

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—95.3%
Consumer Discretionary— 7.6%
69,000	Home Depot, Inc.	$1,625,640
53,500	Lowe's Cos., Inc.	976,375
20,900	McDonald's Corp.	1,140,513
15,980	Time Warner Cable, Inc.	396,305
63,663	Time Warner, Inc.	1,228,696
30,300	Whirlpool Corp.	896,577

		6,264,106

Consumer Staples— 8.0%
90,000	ConAgra Foods, Inc.	1,518,300
43,100	General Mills, Inc.	2,149,828
122,000	SUPERVALU, Inc.	1,742,160
23,200	Wal-Mart Stores, Inc.	1,208,720

		6,619,008

Energy— 3.4%
21,900	BP PLC ADR	878,190
15,000	Chevron Texaco Corp.	1,008,600
23,900	ConocoPhillips	935,924

		2,822,714

Financials— 9.6%
155,000	AEGON NV	595,200
215,000	Banco Santander SA ADR	1,483,500
71,500	BB&T Corp.	1,209,780
49,100	Chubb Corp.	2,077,912
62,700	The Travelers Cos., Inc.	2,548,128

		7,914,520

Health Care— 17.2%
17,100	Abbott Laboratories	815,670
62,000	AstraZeneca PLC ADR	2,197,900
30,500	Covidien Ltd.	1,013,820
55,000	Eli Lilly & Co.	1,837,550
19,800	Johnson & Johnson	1,041,480
27,900	Merck & Co., Inc.	746,325
145,800	Pfizer, Inc.	1,985,796
75,000	Sanofi-Aventis ADR	2,094,750
57,000	Wyeth	2,453,280

		14,186,571

Industrials— 15.5%
62,000	Dover Corp.	1,635,560
46,100	Eastman Chemical Co.	1,235,480
30,000	General Dynamics Corp.	1,247,700
78,000	Ingersoll Rand Co.	1,076,400
22,800	L-3 Communications Holdings, Inc.	1,545,840
35,600	Parker Hannifin Corp.	1,209,688
73,000	Pitney Bowes, Inc.	1,704,550
136,000	R.R. Donnelley & Sons Co.	996,880
52,000	Tyco International Ltd.	1,017,120
42,400	Waste Management, Inc.	1,085,440

		12,754,658

Materials— 2.2%
145,000	Cemex S.A.B. de C.V. ADR *	906,250
24,500	PPG Industries, Inc.	904,050

		1,810,300

Real Estate Investment Trusts— 9.0%
79,000	HCP, Inc.	1,410,150
32,600	Health Care REIT, Inc.	997,234
135,000	Hospitality Properties Trust	1,620,000
81,000	Mack-Cali Realty Corp.	1,604,610
50,500	Simon Property Group, Inc.	1,749,330

		7,381,324

Technology— 8.7%
58,000	Hewlett-Packard Co.	1,859,480
24,700	International Business Machines Corp.	2,393,183
109,000	Microsoft Corp.	2,002,330
83,900	Tyco Electronics Ltd.	926,256

		7,181,249

Telecommunications— 6.8%
41,400	AT&T, Inc.	1,043,280
51,000	Verizon Communications, Inc.	1,540,200
84,000	Vodafone Group PLC ADR	1,463,280
198,000	Windstream Corp.	1,595,880

		5,642,640

Utilities— 7.3%
20,700	Consolidated Edison, Inc.	819,927
62,500	Duke Energy Corp.	895,000
151,000	NiSource, Inc.	1,479,800
54,100	Progress Energy, Inc.	1,961,666
77,000	TECO Energy, Inc.	858,550

		6,014,943

Total Common Stocks (Cost $106,812,103)		78,592,033

Preferred Stocks—2.4%
Consumer Discretionary— 2.4%
54,400	Archer Daniels Midland Co., 6.250%	1,998,112
Total Preferred Stocks (Cost $1,756,342)		1,998,112

Cash Equivalents—2.3%
1,851,287	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	1,851,287

Total Cash Equivalents (Cost $1,851,287)		1,851,287

Total Investments (Cost $110,419,732) — 100.0%		82,441,432

Liabilities in Excess of Other Assets — 0.0%		(11,906)

Net Assets — 100.0%		$82,429,526

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—80.6%
Canada— 4.8%
Energy— 2.0%
108,000	EnCana Corp.	$4,385,880

Industrials— 1.5%
95,000	Canadian National Railway Co.	3,367,750

Materials— 1.3%
35,000	Potash Corp. of Saskatchewan, Inc.	2,828,350

		10,581,980

Finland— 1.3%
Technology— 1.3%
245,000	Nokia Oyj	2,890,049

France— 9.8%
Consumer Discretionary— 1.9%
156,000	Vivendi	4,129,040

Energy— 2.3%
103,140	Total SA	5,127,611

Financials— 2.4%
433,900	AXA ADR	5,198,122

Materials— 1.2%
61,000	Lafarge SA	2,746,171

Utilities— 2.0%
130,172	GDF Suez	4,469,967

		21,670,911

Germany— 4.4%
Health Care— 1.0%
129,300	Stada Arzneimittel AG	2,141,860

Technology— 1.9%
116,400	SAP AG ADR	4,156,315

Utilities— 1.5%
25,000	E.ON AG	699,066
100,000	E.ON AG ADR	2,768,000

		3,467,066

		9,765,241

Ireland— 1.8%
Consumer Staples— 0.6%
67,694	Kerry Group PLC	1,371,344

Materials— 1.2%
124,000	CRH PLC	2,671,438

		4,042,782

Italy— 2.3%
Energy— 1.6%
192,000	Saipem SpA	3,417,686

Industrials— 0.7%
130,560	Finmeccanica SpA	1,625,085

		5,042,771

Japan— 15.4%
Consumer Discretionary— 4.5%
152,000	Honda Motor Co. Ltd.	3,555,421
266,000	Matsushita Electric Industrial Co. Ltd.	2,873,133
452,000	Sharp Corp.	3,544,023

		9,972,577

Consumer Staples— 1.6%
56,600	Unicharm Corp.	3,431,343

Financials— 1.9%
874,500	Mitsubishi UFJ Financial Group, Inc. ADR	4,302,540

Health Care— 0.6%
44,000	Eisai Co. Ltd.	1,280,388

Industrials— 3.4%
61,000	FANUC Ltd.	4,086,390
308,000	KOMATSU Ltd.	3,329,898

		7,416,288

Technology— 3.4%
148,500	Canon, Inc.	4,231,282
11,750	Nintendo Co. Ltd.	3,377,665

		7,608,947

		34,012,083

Netherlands— 4.7%
Consumer Discretionary— 1.5%
223,000	Koninklijke (Royal) Phillips Electronics NV	3,316,010

Financials— 1.9%
147,012	ING Groep NV	810,451
616,000	ING Groep NV ADR	3,351,040

		4,161,491

Industrials— 1.3%
165,800	TNT NV ADR	2,836,786

		10,314,287

Netherlands Antilles— 1.8%
Energy— 1.8%
100,352	Schlumberger Ltd.	4,076,298

Singapore— 3.0%
Industrials— 1.1%
726,000	Keppel Corp. Ltd.	2,391,990

Telecommunications— 1.9%
2,575,930	Singapore Telecommunications Ltd.	4,285,876

		6,677,866

Spain— 4.4%
Financials— 2.1%
580,700	Banco Bilbao Vizcaya Argentaria SA ADR	4,721,091

Telecommunications— 2.3%
257,384	Telefonica SA	5,135,440

		9,856,531

Sweden— 1.0%
Industrials— 1.0%
371,500	Sandvik AB	2,129,678

Switzerland— 5.9%
Health Care— 3.6%
106,900	Novartis AG	4,047,150
28,000	Roche Holding AG	3,843,571

		7,890,721

Materials— 2.3%
128,100	Syngenta AG ADR	5,138,091

		13,028,812

Taiwan— 0.4%
Technology— 0.4%
110,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	984,500

United Kingdom— 19.6%
Consumer Discretionary— 1.8%
407,000	Pearson PLC	4,095,924

Consumer Staples— 2.9%
520,000	Tate & Lyle PLC	1,943,305
917,284	Tesco PLC ADR	4,387,319

		6,330,624

Energy— 3.8%
338,000	BG Group PLC ADR	5,115,629
144,000	Royal Dutch Shell PLC, Class A	3,245,402

		8,361,031

Financials— 2.3%
415,000	Standard Chartered PLC	5,158,774

Health Care— 1.6%
117,850	GlaxoSmithKline PLC ADR	3,661,599

Industrials— 1.6%
858,000	Rolls-Royce Group PLC	3,618,799

Materials— 2.0%
32,600	Rio Tinto PLC ADR	4,370,356

Telecommunications— 1.7%
2,100,000	Vodafone Group PLC	3,698,032

Utilities— 1.9%
259,100	Scottish & Southern Energy PLC	4,122,198

		43,417,337

Total Common Stocks (Cost $245,647,350)		178,491,126

Mutual Funds—3.5%
Exchange Traded Funds— 3.5%
212,000	iShares MSCI Hong Kong Index Fund	2,156,040
52,000	iShares MSCI South Korea Index Fund	1,480,440
235,000	iShares MSCI Taiwan Index Fund	1,896,450
186,200	Morgan Stanley India Fund	2,275,364

Total Mutual Funds (Cost $12,614,386)		7,808,294

Repurchase Agreements—6.5%
14,510,000	State Street Bank, 0.010%, dated 3/31/09, due 4/1/09, repurchase price $14,510,004 (Fully collateralized by U.S. Treasury Securities)	14,510,000

Total Repurchase Agreements (Cost $14,510,000)		14,510,000

Total Investments (Cost $272,771,736) — 90.6%		200,809,420

Other Assets in Excess of Liabilities — 9.4%		20,724,641

Net Assets — 100.0%		$221,534,061

ADR	American Depositary Receipt
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—94.1%
Consumer Discretionary— 8.8%
2,700	Apollo Group, Inc., Class A *	$211,491
1,000	AutoZone, Inc. *	162,620
7,000	eBay, Inc. *	87,920
7,000	Family Dollar Stores, Inc.	233,590
2,500	Fortune Brands, Inc.	61,375
3,200	Hasbro, Inc.	80,224
6,100	Johnson Controls, Inc.	73,200
6,000	Leggett & Platt, Inc.	77,940
6,300	Liz Claiborne, Inc.	15,561
3,400	Meredith Corp.	56,576
3,800	Omnicom Group, Inc.	88,920
3,825	Republic Services, Inc., Class A	65,599
7,200	Staples, Inc.	130,392
4,200	The Gap, Inc.	54,558
3,600	The Hershey Co.	125,100
4,900	The TJX Cos., Inc.	125,636
2,800	United Parcel Service, Inc., Class B	137,816

		1,788,518

Consumer Staples— 10.1%
4,800	Avon Products, Inc.	92,304
4,100	Colgate-Palmolive Co.	241,818
5,100	Constellation Brands, Inc. *	60,690
10,000	Dean Foods Co. *	180,800
13,200	Kellogg Co.	483,516
3,200	McCormick & Co., Inc.	94,624
7,100	Procter & Gamble Co.	334,339
4,000	SUPERVALU, Inc.	57,120
16,200	Sysco Corp.	369,360
2,400	The Clorox Co.	123,552

		2,038,123

Energy— 14.7%
6,500	Apache Corp.	416,585
26,400	BJ Services Co.	262,680
10,000	ConocoPhillips	391,600
10,000	Denbury Resources, Inc. *	148,600
5,200	Devon Energy Corp.	232,388
1,800	Entergy Corp.	122,562
2,100	EOG Resources, Inc.	114,996
2,100	Integrys Energy Group, Inc.	54,684
18,000	Marathon Oil Corp.	473,220
2,600	Peabody Energy Corp.	65,104
3,300	Pinnacle West Capital Corp.	87,648
3,800	PPL Corp.	109,098
2,200	Range Resources Corp.	90,552
22,500	Rowan Cos., Inc.	269,325
4,100	XTO Energy, Inc.	125,542

		2,964,584

Financials— 11.1%
10,000	Aflac, Inc.	193,600
34,500	Citigroup, Inc.	87,285
5,700	H&R Block, Inc.	103,683
7,700	Hudson City Bancorp, Inc.	90,013
17,800	JPMorgan Chase & Co.	473,124
4,600	Paychex, Inc.	118,082
8,000	Progressive Corp. *	107,520
10,000	State Street Corp.	307,800
4,400	SunTrust Banks, Inc.	51,656
4,900	The Allstate Corp.	93,835
5,000	Torchmark Corp.	131,150
12,500	U.S. Bancorp	182,625
20,864	Wells Fargo & Co.	297,103

		2,237,476

Health Care— 16.8%
8,000	Becton, Dickinson & Co.	537,920
2,600	C.R. Bard, Inc.	207,272
4,700	Genzyme Corp. *	279,133
6,500	Gilead Sciences, Inc. *	301,080
6,300	Johnson & Johnson	331,380
8,200	McKesson Corp.	287,328
5,700	Medtronic, Inc.	167,979
38,500	Mylan Laboratories, Inc. *	516,285
3,700	Patterson Cos., Inc. *	69,782
2,300	Sigma-Aldrich Corp.	86,917
2,700	Stryker Corp.	91,908
10,000	Wyeth	430,400
2,600	Zimmer Holdings, Inc. *	94,900

		3,402,284

Industrials— 10.0%
6,300	General Dynamics Corp.	262,017
4,100	Illinois Tool Works, Inc.	126,485
2,400	ITT Corp.	92,328
6,800	Jacobs Engineering Group, Inc. *	262,888
7,200	Masco Corp.	50,256
2,900	Pall Corp.	59,247
1,000	Parker Hannifin Corp.	33,980
3,700	Pitney Bowes, Inc.	86,395
5,000	Stericycle, Inc. *	238,650
10,000	Union Pacific Corp.	411,100
6,500	United Technologies Corp.	279,370
4,900	Waste Management, Inc.	125,440

		2,028,156

Materials— 3.8%
11,400	Ball Corp.	494,760
3,000	Ecolab, Inc.	104,190
4,900	Pactiv Corp. *	71,491
11,000	The Dow Chemical Co.	92,730

		763,171

Real Estate Investment Trusts— 0.4%
4,100	HCP, Inc.	73,185

Technology— 13.7%
2,200	Affiliated Computer Services, Inc. *	105,358
6,500	BMC Software, Inc. *	214,500
40,800	Cisco Systems, Inc. *	684,216
4,400	Cognizant Technology Solutions Corp., Class A *	91,476
3,700	Electronic Arts, Inc. *	67,303
4,800	Fiserv, Inc. *	175,008
3,500	International Business Machines Corp.	339,115
4,900	Intuit, Inc. *	132,300
86,200	Jabil Circuit, Inc.	479,272
31,800	Symantec Corp. *	475,092

		2,763,640

Telecommunications— 1.8%
11,800	Verizon Communications, Inc.	356,360

Utilities— 2.9%
3,800	Consolidated Edison, Inc.	150,518
4,900	Dominion Resources, Inc.	151,851
3,600	Progress Energy, Inc.	130,536
5,400	Southern Co.	165,348

		598,253

Total Common Stocks (Cost $25,991,634)		19,013,750

Cash Equivalent—6.6%
1,330,533	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	1,330,533

Total Cash Equivalents (Cost $1,330,533)		1,330,533

Total Investments (Cost $27,322,167) — 100.7%		20,344,283

Liabilities in Excess of Other Assets — (0.7)%		(142,212)

Net Assets — 100.0%		$20,202,071

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—89.4%
Consumer Discretionary— 9.3%
26,110	Abercrombie & Fitch Co., Class A	$621,418
7,120	Advance Auto Parts	292,490
15,900	Best Buy Co., Inc.	603,564
25,340	Bob Evans Farms, Inc.	568,123
32,400	BorgWarner, Inc.	657,720
8,630	Darden Restaurants, Inc.	295,664
30,934	Fidelity National Title Group, Inc., Class A	603,522
19,200	Hanover Insurance Group, Inc.	553,344
30,300	J. Crew Group, Inc. *	399,354
23,880	Marriott International, Inc., Class A	390,677
40,000	Nordstrom, Inc.	670,000
24,650	PetSmart, Inc.	516,664
12,710	Polo Ralph Lauren Corp.	536,997
37,200	Royal Caribbean Cruises Ltd.	297,972
9,630	Sherwin-Williams Co.	500,471
16,070	The Stanley Works	467,958
10,000	UniFirst Corp.	278,400
10,660	V.F. Corp.	608,793
10,600	Whirlpool Corp.	313,654
8,000	Wolverine World Wide, Inc.	124,640

		9,301,425

Consumer Staples— 4.1%
32,000	Church & Dwight Co., Inc.	1,671,360
25,950	Constellation Brands, Inc. *	308,805
28,900	Dr. Pepper Snapple Group, Inc. *	488,699
20,700	Ralcorp Holding, Inc. *	1,115,316
37,780	SUPERVALU, Inc.	539,498

		4,123,678

Energy— 7.5%
4,500	Baker Hughes, Inc.	128,475
46,700	Chesapeake Energy Corp.	796,702
11,300	Forest Oil Corp. *	148,595
29,200	Helmerich & Payne, Inc.	664,884
9,145	Mariner Energy, Inc. *	70,874
28,160	Murphy Oil Corp.	1,260,723
27,900	National Fuel Gas Co.	855,693
41,500	Noble Energy, Inc.	2,236,020
6,000	Smith International, Inc.	128,880
66,200	Spectra Energy Corp.	936,068
11,250	Unit Corp. *	235,350

		7,462,264

Financials— 9.9%
10,000	Allied World Assurance Co. Holdings Ltd.	380,300
21,200	BancorpSouth, Inc.	441,808
52,940	BB&T Corp.	895,745
10,700	Cincinnati Financial Corp.	244,709
26,900	City National Corp.	908,413
4,310	Everest Re Group Ltd.	305,148
24,200	First American Financial Corp.	641,542
17,000	FirstMerit Corp.	309,400
7,372	Fulton Financial Corp.	48,876
9,730	HCC Insurance Holdings, Inc.	245,099
21,800	Invesco Ltd.	302,148
20,000	Legg Mason, Inc.	318,000
28,870	Lincoln National Corp.	193,140
13,300	M&T Bank Corp.	601,692
62,250	Old Republic International Corp.	673,545
45,400	Principal Financial Group	371,372
21,800	Prosperity Bancshares, Inc.	596,230
22,240	T. Rowe Price Group, Inc.	641,847
30,590	Torchmark Corp.	802,376
27,390	Trustmark Corp.	503,428
16,070	Unum Group	200,875
21,000	Wilmington Trust Corp.	203,490

		9,829,183

Health Care— 14.4%
50,000	AmerisourceBergen Corp.	1,633,000
12,430	Biogen Idec, Inc. *	651,581
10,540	Cephalon, Inc. *	717,774
18,775	Coventry Health Care, Inc. *	242,948
3,000	Genzyme Corp. *	178,170
15,970	Humana, Inc. *	416,498
55,600	Life Technologies Corp. *	1,805,888
29,800	Lincare Holdings, Inc. *	649,640
76,300	Mylan Laboratories, Inc. *	1,023,183
22,200	Owens & Minor, Inc.	735,486
38,300	PDL BioPharma, Inc.	271,164
16,000	Quest Diagnostics, Inc.	759,680
32,490	St. Jude Medical, Inc. *	1,180,362
73,156	Thermo Fisher Scientific, Inc. *	2,609,474
38,830	Watson Pharmaceutical, Inc. *	1,208,001
20,200	WellCare Health Plans, Inc. *	227,250

		14,310,099

Industrials— 17.1%
10,200	Alliant Techsystems, Inc. *	683,196
30,200	CNH Global NV	313,476
47,200	Cooper Industries Ltd., Class A	1,220,592
34,400	Cummins, Inc.	875,480
16,000	Elbit Systems Ltd.	771,680
22,900	EMCOR Group, Inc. *	393,193
3,000	G&K Services, Inc., Class A	56,730
28,700	General Cable Corp. *	568,834
26,690	ITT Corp.	1,026,764
53,400	John Bean Technologies Corp.	558,564
54,000	Kennametal, Inc.	875,340
39,000	L-3 Communications Holdings, Inc.	2,644,200
15,700	Ladish Co., Inc. *	113,982
19,500	Mohawk Industries, Inc. *	582,465
33,800	Pall Corp.	690,534
23,400	Parker Hannifin Corp.	795,132
20,100	Precision Castparts Corp.	1,203,990
20,000	Quanex Building Products Corp.	152,000
7,000	R.R. Donnelley & Sons Co.	51,310
3,000	Rockwell International Corp.	65,520
21,000	Ryder System, Inc.	594,510
16,000	Stericycle, Inc. *	763,680
21,500	Teleflex, Inc.	840,435
20,000	Textron, Inc.	114,800
30,500	Thomas & Betts Corp. *	763,110
25,200	Weatherford International Ltd. *	278,964

		16,998,481

Materials— 6.4%
41,400	Albemarle Corp.	901,278
44,400	AptarGroup, Inc.	1,382,616
6,000	Ball Corp.	260,400
8,000	Cymer, Inc. *	178,080
29,300	Cytec Industries, Inc.	440,086
27,000	FMC Corp.	1,164,780
14,000	Innophos Holdings, Inc.	157,920
18,800	Lubrizol Corp.	639,388
3,000	Minerals Technologies, Inc.	96,150
18,300	Pactiv Corp. *	266,997
12,280	PPG Industries, Inc.	453,132
20,900	RPM International, Inc.	266,057
6,000	Schnitzer Steel Industries, Inc.	188,340

		6,395,224

Real Estate Investment Trusts— 2.2%
15,020	First Industrial Realty Trust, Inc.	36,799
12,200	Home Properties, Inc.	373,930
27,673	Host Hotels & Resorts, Inc.	108,478
12,210	Liberty Property Trust	231,257
13,360	Mid-America Apartment Communities, Inc.	411,889
16,690	PS Business Parks, Inc.	615,027
18,260	Sovran Self Storage, Inc.	366,661

		2,144,041

Technology— 12.4%
250,666	Activision Blizzard, Inc. *	2,621,966
11,000	Amdocs Ltd. *	203,720
48,000	Arris Group, Inc. *	353,760
15,100	Avocent Corp. *	183,314
22,135	Benchmark Electronics, Inc. *	247,912
21,700	Citrix Systems, Inc. *	491,288
15,570	Electronic Arts, Inc. *	283,218
19,196	Fidelity National Information Services, Inc.	349,367
3,000	Fiserv, Inc. *	109,380
28,430	FLIR Systems, Inc. *	582,247
40,000	Forrester Research, Inc. *	822,400
33,000	Harris Corp.	955,020
58,410	infoGROUP, Inc. *	242,986
51,000	Integrated Device Technology, Inc. *	232,050
12,000	Intersil Corp., Class A	138,000
29,000	JDA Software Group, Inc. *	334,950
24,400	Lam Research Corp. *	555,588
11,000	MEMC Electronic Materials, Inc. *	181,390
11,000	Molex, Inc.	151,140
15,300	Multi-Fineline Electronix, Inc. *	257,652
30,800	NCR Corp. *	244,860
112,100	ON Semiconductor Corp. *	437,190
17,200	Progress Software Corp. *	298,592
32,000	Sybase, Inc. *	969,280
30,800	Teradata Corp. *	499,576
29,250	Varian Semiconductor Equipment Associates, Inc. *	633,555

		12,380,401

Telecommunications— 1.2%
26,570	CenturyTel, Inc.	747,148
9,000	Telus Corp.	237,240
21,400	Turkcell Iletisim Hizmetleri AS ADR	263,006

		1,247,394

Utilities— 4.9%
12,000	AGL Resources, Inc.	318,360
9,766	Allete, Inc.	260,655
15,500	Atmos Energy Corp.	358,360
8,000	Constellation Energy Group, Inc.	165,280
60,750	MDU Resources Group, Inc.	980,505
14,250	New Jersey Resources Corp.	484,215
71,000	Questar Corp.	2,089,530
12,640	Xcel Energy, Inc.	235,483

		4,892,388

Total Common Stocks (Cost $89,282,519)		89,084,578

Cash Equivalents—10.7%
10,586,721	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	10,586,721

Total Cash Equivalents (Cost $10,586,721)		10,586,721

Total Investments (Cost $99,869,240) — 100.1%		99,671,299

Liabilities in Excess of Other Assets — (0.1)%		(50,029)

Net Assets — 100.0%		$99,621,270

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—95.2%
Consumer Discretionary— 16.7%
17,700	Advance Auto Parts	$727,116
16,300	Aeropostale, Inc. *	432,928
20,400	Big Lots, Inc. *	423,912
8,400	BJ's Wholesale Club, Inc. *	268,716
11,200	Corinthian Colleges, Inc. *	217,840
20,360	Corrections Corp. of America *	260,812
3,130	DeVry, Inc.	150,803
22,000	FTI Consulting, Inc. *	1,088,560
21,210	GameStop Corp. *	594,304
28,850	Guess?, Inc.	608,158
9,000	SPX Corp.	423,090
9,570	The Buckle, Inc.	305,570
11,100	The Gymboree Corp. *	236,985
13,100	The St. Joe Co. *	219,294
22,800	The Warnaco Group, Inc. *	547,200

		6,505,288

Consumer Staples— 1.4%
8,300	Diamond Foods, Inc.	231,819
31,780	Smithfield Foods, Inc. *	300,639

		532,458

Energy— 6.1%
15,400	Alpha Natural Resources, Inc. *	273,350
19,400	FMC Technologies, Inc. *	608,578
19,100	Helmerich & Payne, Inc.	434,907
9,000	National Oilwell Varco, Inc. *	258,390
25,200	Patriot Coal Corp. *	93,492
6,200	Southwestern Energy Co. *	184,078
14,930	Ultra Petroleum Corp. *	535,838

		2,388,633

Financials— 7.5%
18,400	City Holding Co.	502,136
1,070	CME Group, Inc.	263,637
41,400	Hudson City Bancorp, Inc.	483,966
21,200	UMB Financial Corp.	900,788
33,170	Washington Federal, Inc.	440,829
6,900	Westamerica Bancorp	314,364

		2,905,720

Health Care— 12.4%
20,700	Beckman Coulter, Inc.	1,055,907
37,300	Cepheid, Inc. *	257,370
33,700	CONMED Corp. *	485,617
18,600	Illumina, Inc. *	692,664
3,340	Intuitive Surgical, Inc. *	318,502
26,400	Life Technologies Corp. *	857,472
11,860	Perrigo Co.	294,484
9,810	Quest Diagnostics, Inc.	465,779
28,140	Sequenom, Inc. *	400,151

		4,827,946

Industrials— 17.7%
32,600	AGCO Corp. *	638,960
8,660	Ameron International Corp.	456,036
17,000	Bucyrus International, Inc.	258,060
64,320	Complete Production Services, Inc. *	198,106
5,300	Energizer Holdings, Inc. *	263,357
6,100	First Solar, Inc. *	809,470
6,000	Flowserve Corp.	336,720
44,400	GrafTech International Ltd. *	273,504
6,900	Granite Construction, Inc.	258,612
17,500	GulfMark Offshore, Inc. *	417,550
17,700	Lindsay Corp.	477,900
18,850	Rockwell International Corp.	411,684
7,300	Stericycle, Inc. *	348,429
25,200	Tractor Supply Co. *	908,712
16,560	Valmont Industries, Inc.	831,477

		6,888,577

Materials— 13.4%
10,300	Agrium, Inc.	368,637
16,900	CF Industries Holdings, Inc.	1,202,097
12,600	Cliffs Natural Resources, Inc.	228,816
4,500	FMC Corp.	194,130
7,300	Freeport-McMoran Copper & Gold, Inc., Class B	278,203
5,330	Monsanto Co.	442,923
32,000	Olin Corp.	456,640
10,000	Sociedad Quimica y Minera de Chile SA ADR	265,600
24,000	Sonoco Products Co.	503,520
14,700	Southern Copper Corp.	256,074
58,840	Steel Dynamics, Inc.	518,381
10,000	Terra Industries, Inc.	280,900
9,090	Walter Industries, Inc.	207,888

		5,203,809

Technology— 18.7%
125,200	Activision Blizzard, Inc. *	1,309,592
24,160	Arris Group, Inc. *	178,059
28,000	Atheros Communications, Inc. *	410,480
12,100	Broadcom Corp., Class A *	241,758
21,120	Electronic Arts, Inc. *	384,173
50,000	EMC Corp. *	570,000
17,780	McAfee, Inc. *	595,630
15,000	MedAssets, Inc. *	213,750
90,750	NVIDIA Corp. *	894,795
15,000	Research In Motion Ltd. *	646,050
12,270	Salesforce.com, Inc. *	401,597
78,400	STEC, Inc. *	577,808
20,600	Sybase, Inc. *	623,974
10,000	VMware, Inc., Class A *	236,200

		7,283,866

Telecommunications— 0.6%
49,500	ADC Telecommunications, Inc. *	217,305

Utilities— 0.7%
13,019	ONEOK, Inc.	294,620

Total Common Stocks (Cost $58,626,326)		37,048,222

Cash Equivalent—5.6%
2,163,351	Huntington Money Market Fund, Interfund Shares, 0.020% (a) (b)	2,163,351

Total Cash Equivalents (Cost $2,163,351)		2,163,351

Total Investments (Cost $60,789,677) — 100.8%		39,211,573

Liabilities in Excess of Other Assets — (0.8)%		(300,602)

Net Assets — 100.0%		$38,910,971

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—62.4%
Consumer Staples— 4.4%
25,000	Archer-Daniels-Midland Co.	$694,500
104,500	Cosan Ltd., Class A *	256,025
42,000	Smithfield Foods, Inc. *	397,320
70,000	Tyson Foods, Inc., Class A	657,300

		2,005,145

Energy— 21.9%
12,000	Anadarko Petroleum Corp. (a)	466,680
16,500	Arch Coal, Inc. (a)	220,605
16,000	Canadian Natural Resources Ltd. ADR	616,960
20,000	CONSOL Energy, Inc. (a)	504,800
17,000	EnCana Corp. (a)	690,370
25,000	Frontier Oil Corp.	319,750
35,000	James River Coal Co. *	431,900
25,000	National Oilwell Varco, Inc. *	717,750
50,000	Natural Resource Partners LP	1,116,500
17,500	Noble Corp.	421,575
21,000	Peabody Energy Corp.	525,840
31,000	Petroleo Brasileiro SA ADR (a)	944,570
14,000	Rowan Cos., Inc.	167,580
18,500	Sasol Ltd. ADR	535,575
14,346	StatoilHydro ASA ADR	250,194
30,000	Tesoro Corp.	404,100
5,098	Transocean Ltd. *(a)	299,967
15,500	Ultra Petroleum Corp. *	556,295
41,000	Valero Energy Corp.	733,900

		9,924,911

Industrials— 10.8%
34,000	AGCO Corp. *	666,400
16,000	Bucyrus International, Inc.	242,880
12,000	Canadian National Railway Co.	425,400
30,000	Chicago Bridge & Iron Co. NV	188,100
12,000	Deere & Co.	394,440
12,000	Fluor Corp.	414,600
12,000	Foster Wheeler AG *	209,640
27,000	Kennametal, Inc.	437,670
10,000	KOMATSU Ltd. ADR	442,400
30,000	Manitowoc Co.	98,100
7,500	POSCO ADR	501,225
35,000	Robbins & Myers, Inc.	530,950
10,000	The Boeing Co.	355,800

		4,907,605

Materials— 18.1%
15,670	Agrium, Inc.	560,829
38,000	Companhia Vale do Rio Doce ADR	505,400
13,000	FMC Corp.	560,820
12,350	Monsanto Co.	1,026,285
10,000	Nucor Corp.	381,700
40,000	Olin Corp.	570,800
6,620	Potash Corp. of Saskatchewan, Inc.	534,962
7,000	Praxair, Inc.	471,030
7,500	Rio Tinto PLC ADR	1,005,450
10,000	Tenaris SA ADR	201,700
20,000	Terra Industries, Inc. (a)	561,800
4,000	Terra Nitrogen Co., LP	572,000
13,400	The Mosaic Co.	562,532
32,000	Yara International ASA ADR	702,400

		8,217,708

Real Estate Investment Trusts— 5.0%
681	Avalonbay Communities, Inc.	32,062
18,000	Boston Properties, Inc.	630,540
80,000	Duke Realty Corp.	440,000
22,000	Plum Creek Timber Co., Inc.	639,540
16,474	Vornado Realty Trust	547,593

		2,289,735

Utilities— 2.2%
23,000	American Water Works Co., Inc.	442,520
18,500	Questar Corp.	544,455

		986,975

Total Common Stocks (Cost $59,995,671)		28,332,079

U.S. Government Agencies—3.9%
Federal Home Loan Bank— 3.9%
$1,745,000	0.000% (b), 4/1/09	1,745,000

Total U.S. Government Agencies (Cost $1,745,000)		1,745,000

Mutual Funds—12.7%
Exchange Traded Funds— 8.1%
70,000	iShares Silver Trust	896,000
12,000	Oil Service HOLDRs Trust	888,240
50,000	PowerShares DB Agriculture Fund	1,224,500
15,000	ProShares Ultrashort 20+ Year Treasury	654,600

		3,663,340

Exchange Traded Notes— 2.7%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	1,235,200

Investment Company— 1.9%
74,000	Central Fund of Canada Ltd., Class A	882,080

		882,080

Total Mutual Funds (Cost $7,718,676)		5,780,620

Options Purchased — 3.20%
100	Arch Coal Call @ 45
	Expiring April 2009	250
100	Consol Energy, Inc., Call @ 70
	Expiring April 2009	500
150	S&P 500 Index, Put @ 775
	Expiring December 2009	1,449,750

Total Options Purchased (Cost $1,380,050)		1,450,500

Cash Equivalents—19.7%
8,961,003	Huntington Money Market Fund, Interfund Shares, 0.020%(c) (d)	8,961,003

Total Cash Equivalents (Cost $8,961,003)		8,961,003

Total Investments (Cost $79,800,400) — 101.9%		46,269,202

Liabilities in Excess of Other Assets — (1.9)%		(867,676)

Net Assets — 100.0%		$45,401,526

(a)	All or a portion of the security is held as collateral for options purchased.
(b)	Rate represents the effective yield at purchase.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Mutual Funds—89.6%
Exchange Traded Funds— 89.6%
66,200	iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,322,296
84,160	iShares Dow Jones U.S. Energy Sector Index Fund	2,132,614
92,400	iShares Dow Jones U.S. Telecommunications Sector Index Fund	1,474,704
62,513	iShares Russell 1000 Index Fund	2,703,687
17,515	Retail HOLDRs Trust	1,290,856
131,110	S&P Depositary Receipt	10,415,379
38,600	Vanguard Consumer Discretionary	1,162,246
128,364	Vanguard Large Cap	4,623,671

Total Mutual Funds (Cost $33,309,918)		26,125,453

Cash Equivalents—10.3%
3,012,901	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	3,012,901

Total Cash Equivalents (Cost $3,012,901)		3,012,901

Total Investments (Cost $36,322,819) — 99.9%		29,138,354

Other Assets in Excess of Liabilities — 0.1%		33,989

Net Assets — 100.0%		$29,172,343

(a)		Rate disclosed is the seven day yield as of March 31, 2009.
(b)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington Situs Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—73.8%
Bermuda— 1.1%
Financials— 1.1%
20,000	Arch Capital Group Ltd. *	$1,077,200

Brazil— 0.5%
Consumer Discretionary— 0.5%
19,800	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	536,184

Cayman Islands— 1.4%
Consumer Discretionary— 0.6%
30,000	Garmin Ltd.	636,300

Consumer Staples— 0.8%
50,000	Fresh Del Monte Produce, Inc. *	821,000

		1,457,300

Chile— 0.6%
Materials— 0.6%
24,000	Sociedad Quimica y Minera de Chile SA ADR	637,440

Denmark— 0.7%
Energy— 0.2%
3,900	Vestas Wind Systems A/S *	171,159

Health Care— 0.5%
6,800	Novozymes A/S, Class B	491,321

		662,480

Finland— 0.7%
Industrials— 0.7%
17,600	Cargotec Corp., Class B	163,658
25,400	Kone Oyj, Class B	526,362

		690,020

Germany— 1.2%
Consumer Staples— 1.0%
13,200	Douglas Holding AG	521,659
7,734	Fielmann AG	472,491

		994,150

Health Care— 0.2%
15,800	Stada Arzneimittel AG	261,728

		1,255,878

Hong Kong— 0.5%
Consumer Discretionary— 0.5%
168,500	Television Broadcasts Ltd.	538,085

Ireland— 0.7%
Consumer Staples— 0.7%
36,800	Kerry Group PLC	745,494

Italy— 0.3%
Energy— 0.3%
15,000	Saipem SpA	267,007

Japan— 0.8%
Consumer Discretionary— 0.0%
90	Hokuto Corp.	1,554

Health Care— 0.4%
10,900	Terumo Corp.	399,788

Industrials— 0.1%
13,600	Sato Corp.	98,527

Technology— 0.3%
65,000	Furuno Electric Co. Ltd.	325,098

		824,967

Singapore— 0.6%
Consumer Staples— 0.6%
94,000	Asia Pacific Breweries Ltd.	563,159

South Africa— 0.1%
Materials— 0.1%
10,000	Denison Mines Corp. *	7,300
10,000	Harmony Gold Mining Co. Ltd. ADR *	109,400

		116,700

Spain— 0.6%
Technology— 0.6%
23,000	Prosegur Compania de Seguridad SA	619,615

Sweden— 0.1%
Consumer Discretionary— 0.1%
43,800	Haldex AB	139,672

Switzerland— 0.4%
Consumer Staples— 0.4%
22	Lindt & Spruengli AG	357,677

United Kingdom— 0.7%
Consumer Staples— 0.3%
31,518	Bunzl PLC	247,103

Technology— 0.4%
186,183	Halma PLC	441,379

		688,482

United States— 62.8%
Consumer Discretionary— 5.6%
20,000	AnnTaylor Stores Corp. *	104,000
65,000	Cabela's, Inc., Class A *	592,150
10,500	Columbia Sportswear Co.	314,160
20,000	Ennis, Inc.	177,200
17,050	Fossil, Inc. *	267,685
50,000	Jakks Pacific, Inc. *	617,500
10,000	Polo Ralph Lauren Corp.	422,500
50,000	Quanta Services, Inc. *	1,072,500
23,850	Rent-A-Center, Inc. *	461,975
40,000	ScanSource, Inc. *	743,200
28,000	Speedway Motorsports, Inc.	330,960
35,600	Urban Outfitters, Inc. *	582,772

		5,686,602

Consumer Staples— 1.2%
35,000	Owens-Illinois, Inc. *	505,400
20,000	Sanderson Farms, Inc.	751,000

		1,256,400

Energy— 6.5%
35,000	Alliance Resource Partners LP	1,018,500
16,000	Atwood Oceanics, Inc. *	265,440
11,700	Carbo Ceramics, Inc.	332,748
80,400	Denbury Resources, Inc. *	1,194,744
20,000	Dril-Quip, Inc. *	614,000
20,000	Lufkin Industries, Inc.	757,600
40,000	Newfield Exploration Co. *	908,000
15,000	Oceaneering International, Inc. *	553,050
35,000	Rowan Cos., Inc.	418,950
7,000	Saint Mary Land & Exploration Co.	92,610
28,000	Swift Energy Co. *	204,400
7,000	Tidewater, Inc.	259,910

		6,619,952

Financials— 4.1%
50,204	BB&T Corp.	849,451
32,300	Cullen/Frost Bankers, Inc.	1,516,162
25,000	International Bancshares Corp.	195,000
40,000	Protective Life Corp.	210,000
25,000	Raymond James Financial, Inc.	492,500
26,383	SCBT Financial Corp.	551,405
13,800	WSFS Financial Corp.	308,568

		4,123,086

Health Care— 10.0%
100,000	Albany Molecular Research *	943,000
15,000	Bio-Rad Laboratories, Inc., Class A *	988,500
49,600	Cerner Corp. *	2,180,912
13,700	Edwards LifeSciences Corp. *	830,631
40,000	Kindred Healthcare, Inc. *	598,000
70,000	Kinetic Concepts, Inc. *	1,478,400
45,000	Lincare Holdings, Inc. *	981,000
50,000	Osiris Therapeutics, Inc. *	690,000
12,810	PharMerica Corp. *	213,158
40,000	Watson Pharmaceutical, Inc. *	1,244,400

		10,148,001

Industrials— 12.8%
10,000	Alliant Techsystems, Inc. *	669,800
20,000	American Woodmark Corp.	351,200
40,000	BE Aerospace, Inc. *	346,800
40,000	Eastman Chemical Co.	1,072,000
25,000	EnPro Industries, Inc. *	427,500
30,000	Exlservice Holdings, Inc. *	258,600
40,000	Flowserve Corp.	2,244,800
52,000	Jacobs Engineering Group, Inc. *	2,010,320
20,000	Overseas Shipholding Group, Inc.	453,400
22,000	Precision Castparts Corp.	1,317,800
30,000	Quaker Chemical Corp.	238,200
25,000	Ryder System, Inc.	707,750
35,000	The Timken Co.	488,600
45,000	Trinity Industries, Inc.	411,300
30,000	Universal Forest Products, Inc.	798,300
40,000	Watts Water Technologies, Inc., Class A	782,400
28,750	Werner Enterprises, Inc.	434,700

		13,013,470

Materials— 9.5%
44,000	Albemarle Corp.	957,880
50,000	Ceradyne, Inc. *	906,500
30,000	Commercial Metals Co.	346,500
10,000	Deckers Outdoor Corp. *	530,400
22,400	Eagle Materials, Inc.	543,200
48,000	Harsco Corp.	1,064,160
30,000	RTI International Metals, Inc. *	351,000
60,000	Terra Industries, Inc.	1,685,400
45,000	Texas Industries, Inc.	1,125,000
20,000	The Scotts Co.	694,000
60,000	Trimble Navigation Ltd. *	916,800
20,000	United States Lime & Minerals, Inc. *	547,200

		9,668,040

Real Estate Investment Trusts— 1.2%
8,500	Camden Property Trust	183,430
40,000	Equity One, Inc.	487,600
8,000	Healthcare Realty Trust, Inc.	119,920
45,000	Weingarten Realty Investors	428,400

		1,219,350

Technology— 7.4%
27,900	ACI Worldwide, Inc. *	523,125
57,000	Anixter International, Inc. *	1,805,760
20,000	Black Box Corp.	472,200
44,150	Imation Corp.	337,748
60,600	Methode Electronics, Inc.	216,948
45,000	NETGEAR, Inc. *	542,250
45,000	OYO Geospace Corp. *	587,700
50,000	Red Hat, Inc. *	892,000
100,000	Sigma Designs, Inc. *	1,244,000
50,900	Standard Microsystems Corp. *	946,740

		7,568,471

Telecommunications— 1.5%
115,900	CommScope, Inc. *	1,316,624
39,000	General Communication, Inc., Class A *	260,520

		1,577,144

Utilities— 3.0%
5,000	AGL Resources, Inc.	132,650
39,900	Hawaiian Electric Industries, Inc.	548,226
10,100	Northwest Natural Gas Co.	438,542
30,000	Portland General Electric Co.	527,700
58,500	UGI Corp.	1,381,185

		3,028,303

		63,908,819

Total Common Stocks (Cost $102,754,565)		75,086,179

U.S. Government Agencies—10.0%
10,200,000	Federal National Mortgage Association, 0.010%, 4/13/09 (a)	10,199,963

Total U.S. Government Agencies (Cost $10,199,966)		10,199,963

Mutual Funds—0.8%
Exchange Traded Funds— 0.7%
25,000	iShares FTSE/Xinhua China 25 Index Fund	713,000
Investment Companies— 0.1%
10,000	Central Fund of Canada Ltd., Class A	119,200

Total Mutual Funds (Cost $741,866)		832,200

Cash Equivalents—19.7%
20,011,289	Huntington Money Market Fund, Interfund Shares, 0.020%(b) (c)	20,011,289

Total Cash Equivalents (Cost $20,011,289)		20,011,289

Total Investments (Cost $133,707,686) — 104.3%		106,129,631

Liabilities in Excess of Other Assets — (4.3)%		(4,401,831)

Net Assets — 100.0%		$101,727,800

(a)	Rate represents the effective yield at purchase.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington Technical Opportunities Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—55.6%
Consumer Discretionary— 6.1%
6,700	Lowe's Cos., Inc.	$122,275
1,380	McDonald's Corp.	75,307
1,600	Panera Bread Co., Class A *	89,440
2,400	Ross Stores, Inc.	86,112
960	Sherwin-Williams Co.	49,891
2,900	The DIRECTV Group, Inc. *	66,091

		489,116

Consumer Staples— 5.1%
1,950	Bunge Ltd.	110,467
2,500	CVS Caremark Corp.	68,725
7,800	Del Monte Foods Co.	56,862
970	Ralcorp Holding, Inc. *	52,264
2,290	Wal-Mart Stores, Inc.	119,309

		407,627

Energy— 11.4%
2,000	Enbridge, Inc.	57,600
1,920	Exxon Mobil Corp.	130,752
1,350	Hess Corp.	73,170
2,740	National Oilwell Varco, Inc. *	78,665
3,500	Newfield Exploration Co. *	79,450
1,560	Noble Energy, Inc.	84,053
2,300	Oceaneering International, Inc. *	84,801
2,650	Petroleo Brasileiro SA ADR	80,745
1,970	Range Resources Corp.	81,085
1,800	Southwestern Energy Co. *	53,442
1,750	Sunoco, Inc.	46,340
1,620	Tidewater, Inc.	60,151

		910,254

Financials— 2.6%
4,000	Glacier Bancorp, Inc.	62,840
4,950	People's United Financial, Inc.	88,952
1,800	Safety Insurance Group, Inc.	55,944

		207,736

Health Care— 6.2%
1,600	Celgene Corp. *	71,040
1,460	Express Scripts, Inc. *	67,408
1,200	Genzyme Corp. *	71,268
1,900	Medco Health Solutions, Inc. *	78,546
2,200	Schering-Plough Corp.	51,810
4,800	Synovis Life Technologies, Inc. *	66,432
2,000	Teva Pharmaceutical Industries Ltd. ADR	90,100

		496,604

Industrials— 3.3%
1,350	Canadian National Railway Co.	47,857
1,000	Danaher Corp.	54,220
1,160	Stericycle, Inc. *	55,367
1,180	Union Pacific Corp.	48,510
760	W.W. Grainger, Inc.	53,337

		259,291

Materials— 3.0%
5,900	Companhia Vale do Rio Doce ADR	78,470
1,470	Monsanto Co.	122,157
550	Praxair, Inc.	37,009

		237,636

Real Estate Investment Trusts— 0.8%
2,090	Health Care REIT, Inc.	63,933

Technology— 14.0%
2,405	Accenture Ltd., Class A	66,114
800	Apple Computer, Inc. *	84,096
7,300	EMC Corp. *	83,220
245	Google, Inc., Class A *	85,275
755	International Business Machines Corp.	73,152
2,600	Intuit, Inc. *	70,200
515	MasterCard, Inc., Class A	86,252
1,670	McAfee, Inc. *	55,945
5,400	MEMC Electronic Materials, Inc. *	89,046
8,000	NVIDIA Corp. *	78,880
4,275	Oracle Corp. *	77,249
1,800	QUALCOMM, Inc.	70,038
1,600	Sybase, Inc. *	48,464
5,000	Symantec Corp. *	74,700
4,000	Xilinx, Inc.	76,640

		1,119,271

Telecommunications— 1.7%
13,300	Consolidated Communications Holdings, Inc.	136,458

Utilities— 1.4%
2,150	FPL Group, Inc.	109,070

Total Common Stocks (Cost $4,939,178)		4,436,996

Mutual Funds—36.2%
Exchange Traded Funds— 34.2%
10,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	159,600
6,000	iShares FTSE/Xinhua China 25 Index Fund	171,120
4,700	iShares MSCI Brazil Index Fund	177,049
6,950	iShares MSCI Emerging Markets Index Fund	172,430
17,500	iShares MSCI Hong Kong Index Fund	177,975
24,600	iShares MSCI Malaysia Index Fund	171,954
21,485	S&P Depositary Receipt	1,706,768

		2,736,896

Exchange Traded Notes— 2.0%
8,400	iPath S&P GSCI Crude Oil Total Return Index *	158,592

Total Mutual Funds (Cost $2,995,472)		2,895,488

Cash Equivalents—7.9%
631,145	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	631,145

Total Cash Equivalents (Cost $631,145)		631,145

Total Investments (Cost $8,565,795) — 99.7%		7,963,629

Other Assets in Excess of Liabilities — 0.3%		20,248

Net Assets — 100.0%		$7,983,877

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Corporate Bonds—52.1%
Consumer Discretionary— 2.4%
$2,000,000	Procter & Gamble Co., 4.600%, 1/15/14	$2,116,618
2,000,000	The Home Depot, Inc., 4.625%, 8/15/10	2,004,056
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,022,045

		5,142,719

Consumer Staples— 1.8%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,584,132
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,106,980

		3,691,112

Energy— 5.1%
2,000,000	Apache Corp., 6.900%, 9/15/18	2,181,040
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,595,970
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,032,254
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,046,347
1,000,000	Transocean, Inc., 6.000%, 3/15/18	942,120
1,933,000	XTO Energy, Inc., 7.500%, 4/15/12	2,024,510

		10,822,241

Financials— 16.9%
2,000,000	ABX Financing Co., 5.750%, 10/15/16 (a)(b)	1,933,444
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	1,856,508
1,000,000	American International Group, Inc., 6.250%, 5/1/36	350,906
1,000,000	Citigroup, Inc., 7.250%, 10/1/10	902,185
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	1,988,070
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	962,717
2,000,000	General Electric Capital Corp., Series G, 5.720%, 8/22/11	1,929,038
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	1,961,760
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	998,660
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	933,795
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,170,452
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,010,083
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	732,900
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12 (a)(b)	2,751,738
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	900,032
1,000,000	MetLife, Inc., 5.000%, 11/24/13	945,096
1,000,000	MetLife, Inc., 5.700%, 6/15/35	690,822
1,000,000	Morgan Stanley, 6.750%, 10/15/13	975,261
2,000,000	National Rural Utilities Cooperative Finance Corp., 5.750%, 8/28/09	2,018,264
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	1,880,610
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,050,690
1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	1,171,747
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,169,282
2,000,000	Royal Bank of Canada, 5.650%, 7/20/11	2,131,028
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,242,410

		35,657,498

Health Care— 3.4%
2,500,000	Genentech, Inc., 4.750%, 7/15/15	2,498,695
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,055,046
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,512,220
1,000,000	Wyeth, 5.592%, 3/15/13	1,041,149

		7,107,110

Industrials— 4.7%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,578,524
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,101,718
2,085,000	Rockwell Automation, Inc., 5.650%, 12/1/17	2,121,955
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	1,927,356
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,153,044

		9,882,597

Materials— 0.5%
1,000,000	EI DuPont de Nemours & Co., 6.875%, 10/15/09	1,029,745

Real Estate Investment Trusts— 2.7%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,965,778
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,213,012
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	655,619
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	896,399
1,000,000	Weingarten Realty Investors, 7.350%, 7/20/09	995,470

		5,726,278

Technology— 5.4%
2,000,000	Cisco Systems, Inc., 5.500%, 2/22/16	2,116,274
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,713,385
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,050,858
3,000,000	IBM Corp., 7.625%, 10/15/18	3,441,582
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,039,256

		11,361,355

Telecommunications— 3.8%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	1,946,212
2,000,000	Comcast Corp., 6.500%, 1/15/17	1,979,830
2,000,000	Verizon Wireless, 7.375%, 11/15/13 (a)(b)	2,144,340
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,026,766

		8,097,148

Utilities— 5.4%
1,000,000	American Electric Power Co., Inc., 5.375%, 3/15/10	1,009,800
1,000,000	Cleco Corp., 6.520%, 5/15/09	1,003,608
1,000,000	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/13	972,416
1,290,000	Dominion Resources, Inc., 5.700%, 9/17/12	1,315,102
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,023,730
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,819,159
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,196,579
2,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	2,138,784

		11,479,178

Total Corporate Bonds (Cost $113,952,279)		109,996,981

U.S. Government Agencies—21.6%
Federal Home Loan Bank –— 11.7%
3,000,000	5.000%, 9/9/11	3,210,282
3,000,000	4.375%, 6/8/12	3,187,317
1,000,000	5.625%, 6/15/12	1,050,197
3,000,000	5.375%, 6/14/13	3,357,204
1,380,000	5.000%, 7/16/13	1,522,819
5,000,000	4.750%, 9/11/15	5,455,500
6,500,000	4.750%, 12/16/16	7,068,269

		24,851,588

Federal Home Loan Mortgage Corporation –— 8.4%
1,500,000	4.125%, 11/18/09	1,529,316
2,000,000	2.125%, 9/23/11	2,000,682
4,000,000	6.480%, 12/5/11	4,486,880
2,000,000	2.375%, 2/24/12	2,008,778
2,000,000	5.000%, 1/30/14	2,219,176
3,000,000	5.500%, 3/28/16	3,186,489
2,000,000	4.875%, 6/13/18	2,217,908

		17,649,229

3,000,000	Federal National Mortgage Association, 4.600%, 12/14/12	3,066,348

Total U.S. Government Agencies (Cost $42,751,394)		45,567,165

U.S. Treasury Obligations—16.5%
U.S. Treasury Bonds –— 12.4%
1,500,000	9.125%, 5/15/18	2,270,039
3,000,000	8.750%, 8/15/20	4,576,875
4,000,000	7.125%, 2/15/23	5,625,000
2,000,000	7.625%, 2/15/25	3,053,124
4,000,000	6.750%, 8/15/26	5,690,000
4,000,000	5.250%, 11/15/28	4,920,000

		26,135,038

U.S. Treasury Inflation Protection Notes —0.5%
1,000,000	2.000%, 1/15/16	1,097,386
U.S. Treasury Notes –— 3.6%
2,000,000	1.750%, 1/31/14	2,013,600
4,000,000	6.125%, 8/15/29	5,445,000

		7,458,600

Total U.S. Treasury Obligations (Cost $29,169,459)		34,691,024

Preferred Stocks—0.8%
Consumer Discretionary— 0.1%
10,000	Comcast Corp., 7.000%	199,400

		199,400

Financials— 0.4%
10,000	ABN AMRO Capital Funding Trust V, 5.900%	66,000
10,000	ING Groep NV, 6.125%	80,100
10,000	KeyCorp Capital VIII, 7.000%	127,500
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	194,000
9,530	Prudential PLC, 6.500%	117,314
10,000	The Bank of New York Mellon Corp. Capital V, 7.800%	195,400

		780,314

Real Estate Investment Trusts— 0.3%
40,000	Public Storage, Series F, 6.450%	661,200

Total Preferred Stocks (Cost $2,628,396)		1,640,914

U.S. Government Mortgage-Backed Agencies—6.2%
Federal Home Loan Mortgage Corporation –— 3.0%
$239,614	Pool # 599630, 6.500%, 8/1/16	251,615
307,552	Pool # 254403, 6.000%, 8/1/17	323,820
2,822,576	Pool # J05518, 5.500%, 9/1/22	2,945,829
2,664,786	Pool # J08160, 5.000%, 12/1/22	2,766,187

		6,287,451

Government National Mortgage Association –— 3.2%
4,069,390	Pool # 683937, 6.000%, 2/15/23	4,285,051
2,184,834	Pool # 689593, 6.000%, 7/15/23	2,300,621
148,313	Pool # 345128, 6.500%, 1/15/24	156,574
29,889	Pool # 372962, 7.000%, 3/15/24	31,975
56,976	Pool # 352982, 7.500%, 5/15/24	61,279
26,310	Pool # 373015, 8.000%, 6/15/24	28,421

		6,863,921

Total U.S. Government Mortgage-Backed Agencies (Cost $12,681,119)		13,151,372

Cash Equivalents—1.9%
4,023,618	Huntington Money Market Fund, Interfund Shares, 0.020%(c) (d)	4,023,618

Total Cash Equivalents (Cost $4,023,618)		4,023,618

Total Investments (Cost $205,206,265) — 99.1%		209,071,074
Other Assets in Excess of Liabilities — 0.9%		1,998,166

Net Assets — 100.0%		$211,069,240

(a)	Illiquid security.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2009.
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Corporate Bonds—1.7%
$2,000,000	Morgan Stanley, 1.950%, 6/20/12	$1,997,026
Total Corporate Bonds (Cost $1,999,206)		1,997,026

U.S. Government Agencies—41.2%
Federal Farm Credit Bank –— 11.1%
1,000,000	4.200%, 5/15/15	1,058,679
1,000,000	4.500%, 12/15/15	1,064,200
2,000,000	4.875%, 12/16/15	2,172,896
1,000,000	5.270%, 9/1/16	1,110,283
2,000,000	5.050%, 3/8/17	2,177,084
1,000,000	5.550%, 8/1/17	1,129,409
1,000,000	4.250%, 4/16/18	987,683
2,000,000	5.050%, 8/1/18	2,076,714
1,000,000	5.050%, 1/16/24	976,708

		12,753,656

Federal Home Loan Bank –— 16.0%
3,000,000	5.375%, 6/14/13	3,357,204
1,000,000	Series 1613, 4.375%, 9/13/13	1,082,117
2,000,000	5.250%, 3/19/14	2,069,708
830,000	4.750%, 12/12/14	900,576
1,000,000	4.375%, 2/13/15	1,085,859
2,000,000	4.750%, 9/11/15	2,182,200
2,000,000	4.250%, 1/22/16	2,037,548
2,000,000	5.500%, 10/19/16	2,045,136
2,000,000	5.250%, 11/8/17	2,086,096
1,500,000	4.250%, 3/9/18	1,577,557

		18,424,001

Federal Home Loan Mortgage Corporation –— 7.0%
2,000,000	2.000%, 3/16/11	2,001,480
1,000,000	4.500%, 6/12/13	1,006,769
2,000,000	2.500%, 1/27/14	1,987,950
1,000,000	4.300%, 4/14/16	1,020,603
2,000,000	6.000%, 7/6/17	2,023,502

		8,040,304

Federal National Mortgage Association –— 7.1%
1,500,000	5.400%, 3/9/17	1,541,165
3,500,000	5.000%, 4/26/17	3,573,237
3,000,000	5.625%, 11/15/21	3,152,160

		8,266,562

Total U.S. Government Agencies (Cost $45,428,506)		47,484,523

U.S. Government Mortgage Backed Agencies—40.1%
Federal Home Loan Bank –— 0.6%
648,706	5.159%, 12/28/12	658,741
Federal Home Loan Mortgage Corporation –— 17.5%
237,441	Pool # M80773, 5.000%, 10/1/09	238,771
620,372	Pool # M81004, 5.000%, 1/1/13	631,547
478,220	Series R007, Class AC, 5.875%, 5/15/16	486,497
546,429	Series 2003-32, Class KB, 5.000%, 3/25/17	558,421
315,467	Pool # E01184, 6.000%, 8/1/17	330,098
685,817	Series 2555, Class B, 4.250%, 1/15/18	711,489
1,023,969	Pool # B10827, 4.500%, 11/1/18	1,060,534
991,408	Series 3046, Class YA, 5.000%, 2/15/19	1,000,425
1,870,986	Pool # J02717, 5.500%, 11/1/20	1,954,440
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,615,888
970,777	Pool # C90699, 5.000%, 8/1/23	1,004,606
664,845	Series 2649, Class OL, 4.500%, 4/15/26	673,485
452,325	Series 2670, Class QP, 4.000%, 2/15/27	453,322
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,026,284
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,846,089
722,441	Series 2976, Class HP, 4.500%, 1/15/33	749,474
514,845	Pool # G08005, 5.500%, 8/1/34	535,866
763,479	Pool # 1G0865, 4.906%, 7/1/35	783,611
2,105,227	Pool # 972190, 5.357%, 11/1/35	2,179,134
1,241,083	Pool # G03609, 5.500%, 10/1/37	1,289,165

		20,129,146

Federal National Mortgage Association –— 16.6%
240,626	Pool # 647408, 5.000%, 10/1/17	251,700
1,469,914	Pool # 357805, 5.000%, 6/1/20	1,526,077
1,752,523	Pool # 889799, 5.500%, 2/1/23	1,830,145
484,286	Pool # 254911, 5.000%, 10/1/23	502,611
1,142,398	Pool # 255360, 5.000%, 8/1/24	1,184,892
1,130,286	Pool # 255767, 5.500%, 6/1/25	1,176,842
1,188,659	Pool # 256116, 6.000%, 2/1/26	1,248,887
933,650	Pool # 256213, 6.000%, 4/1/26	980,957
1,925,310	Pool # 257536, 5.000%, 1/1/29	1,995,271
940,377	Series 2003-11, Class BA, 5.500%, 8/25/32	975,750
871,953	Pool # 254594, 5.500%, 1/1/33	909,079
213,438	Series 2003-16, Class CB, 4.000%, 2/25/33	215,728
1,281,262	Pool # 783793, 6.000%, 7/1/34	1,343,586
944,562	Pool # 807963, 5.000%, 1/1/35	976,957
571,017	Pool # 806715, 5.500%, 1/1/35	594,438
1,287,530	Pool # 735224, 5.500%, 2/1/35	1,341,949
1,433,442	Pool # 868935, 5.500%, 5/1/36	1,489,547
699,429	Pool # 907484, 6.000%, 1/1/37	731,336

		19,275,752

Government National Mortgage Association –— 5.4%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,590,735
764,286	Pool # 683552, 5.500%, 2/15/23	804,348
1,046,519	Pool # 666057, 5.000%, 3/15/23	1,100,567
263,110	Pool # 2699, 6.000%, 1/20/29	276,125
342,793	Pool # 576456, 6.000%, 3/15/32	360,773
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,047,356
969,170	Pool # 676974, 5.500%, 5/15/38	1,010,011

		6,189,915

Total U.S. Government Mortgage Backed Agencies (Cost $44,662,113)		46,253,554

U.S. Treasury Obligations—11.8%
U.S. Treasury Inflation Protection Notes –— 2.9%
3,000,000	2.000%, 1/15/16	3,292,158
U.S. Treasury Notes –— 8.9%
1,000,000	5.000%, 8/15/11	1,099,062
1,000,000	4.125%, 8/31/12	1,095,156
2,000,000	4.250%, 11/15/14	2,270,000
2,000,000	4.500%, 2/15/16	2,307,500
2,000,000	5.125%, 5/15/16	2,385,938
1,000,000	4.750%, 2/15/37	1,198,125

		10,355,781

Total U.S. Treasury Obligations (Cost $11,985,722)		13,647,939

Collateralized Mortgage Obligations—0.9%
Federal Home Loan Mortgage Corporation-0.9%
1,000,000	5.000%, 9/15/31	1,029,299

Total Collateralized Mortgage Obligations (Cost $1,024,137)		1,029,299

Cash Equivalents—3.7%
4,320,758	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	4,320,758

Total Cash Equivalents (Cost $4,320,758)		4,320,758

Total Investments (Cost $109,420,442) — 99.4%		114,733,099

Other Assets in Excess of Liabilities — 0.6%		672,151

Net Assets — 100.0%		$115,405,250

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—79.8%
Federal Home Loan Mortgage Corporation –— 32.2%
$102,475	Series 2548, Class HA, 4.500%, 1/15/10	$103,321
355,300	Pool # M80927, 5.000%, 7/1/11	363,624
11,949	Pool # E65142, 6.500%, 7/1/11	12,539
620,372	Pool # M81004, 5.000%, 1/1/13	631,740
1,331,745	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,358,989
554,925	Pool # J03237, 5.500%, 8/1/16	583,059
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	2,045,258
1,030,709	Series 3322, Class LA, 5.250%, 4/15/17	1,074,360
1,077,468	Series 2770, Class TC, 4.000%, 1/15/18	1,107,545
292,148	Pool # E96459, 5.000%, 5/1/18	305,273
1,023,969	Pool # B10827, 4.500%, 11/1/18	1,060,853
97,238	Pool # C90237, 6.500%, 11/1/18	103,789
991,408	Series 3046, Class YA, 5.000%, 2/15/19	1,000,591
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,049,706
554,667	Pool # G12297, 6.000%, 7/1/21	581,661
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,047,233
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,047,580
1,740,639	Pool # G12867, 4.500%, 8/1/22	1,796,811
727,438	Pool # C90779, 5.000%, 1/1/24	753,014
205,627	Series 2847, Class NC, 4.000%, 1/15/24	205,996
756,967	Pool # C90859, 5.500%, 10/1/24	789,104
1,087,425	Pool # C90999, 5.500%, 11/1/26	1,133,895
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,026,704
280,865	Pool # C00730, 6.000%, 3/1/29	295,887
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,048,106
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,043,558
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,035,361
722,441	Series 2976, Class HP, 4.500%, 1/15/33	750,111
979,306	Pool # A15284, 5.500%, 10/1/33	1,020,668
1,029,690	Pool # G08005, 5.500%, 8/1/34	1,071,893
763,479	Pool # 1G0865, 4.906%, 7/1/35	783,850
1,044,876	Series 3002, Class CA, 5.000%, 7/15/35	1,054,799
843,748	Pool # A55565, 6.000%, 12/1/36	883,340
678,638	Pool # G08168, 6.000%, 12/1/36	710,482
1,052,058	Pool # G03498, 5.500%, 11/1/37	1,092,981

		30,973,681

Federal National Mortgage Association –— 40.2%
170,040	Series 1994-23, Class PK, 6.000%, 5/25/10	171,761
344,363	Pool # 254955, 4.000%, 10/1/10	350,998
842,652	5.500%, 12/25/16	859,042
379,825	Pool # 254486, 5.000%, 9/1/17	397,365
456,058	Pool # 663808, 5.000%, 11/1/17	477,118
599,606	Pool # 684488, 5.000%, 12/1/17	627,294
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,180,839
783,202	Pool # 693256, 5.000%, 4/1/18	818,634
547,118	Pool # 254720, 4.500%, 5/1/18	567,510
495,597	Pool # 786729, 5.500%, 8/1/19	519,174
921,263	Pool # 896597, 5.000%, 8/1/21	957,759
438,006	Series 2006-4, Class A, 6.000%, 11/25/22	447,491
610,836	Series 2003-38, Class TC, 5.000%, 3/25/23	637,228
665,862	Pool # 254831, 5.000%, 8/1/23	691,265
1,374,357	Pool # 254908, 5.000%, 9/1/23	1,426,790
1,276,667	Pool # 254911, 5.000%, 10/1/23	1,325,373
548,938	Pool # 255320, 5.000%, 7/1/24	569,529
1,699,891	Pool # 255711, 5.500%, 4/1/25	1,770,440
640,872	Pool # 357771, 5.000%, 5/1/25	664,639
1,485,824	Pool # 256116, 6.000%, 2/1/26	1,561,573
1,999,559	Pool # 257281, 5.000%, 7/1/28	2,072,843
1,897,610	Series 2004-45, Class NC, 5.500%, 11/25/28	1,925,691
1,925,310	Pool # 257536, 5.000%, 1/1/29	1,995,271
687,055	Series 1999-13, Class PH, 6.000%, 4/25/29	721,721
164,157	Pool # 602879, 6.000%, 11/1/31	172,680
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	1,031,859
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	1,044,843
1,528,656	Pool # 729535, 5.500%, 7/1/33	1,593,504
194,239	Pool # 748422, 6.000%, 8/1/33	203,960
1,330,384	Pool # 786457, 5.281%, 7/1/34	1,372,723
1,281,261	Pool # 783793, 6.000%, 7/1/34	1,343,786
571,017	Pool # 806715, 5.500%, 1/1/35	594,527
403,274	Pool # 814261, 6.000%, 1/1/35	422,953
1,287,530	Pool # 735224, 5.500%, 2/1/35	1,342,150
512,951	Pool # 836450, 6.000%, 10/1/35	537,021
1,026,960	Pool # 845573, 5.609%, 2/1/36	1,069,140
858,601	Pool # 745511, 5.000%, 4/1/36	887,243
1,432,097	Pool # 745418, 5.500%, 4/1/36	1,489,716
662,147	Pool # 888029, 6.000%, 12/1/36	692,908
699,429	Pool # 907484, 6.000%, 1/1/37	731,445

		38,267,806

Government National Mortgage Association –— 7.4%
890,042	Pool # 683915, 5.000%, 1/15/23	936,237
2,980,925	Pool # 605653, 5.500%, 8/15/34	3,113,528
1,818,957	Pool # 3637, 5.500%, 11/20/34	1,896,411
969,170	Pool # 676974, 5.500%, 5/15/38	1,010,162

		6,956,338

Total U.S. Government Mortgage Backed Agencies (Cost $73,830,450)		76,197,825

Common Stocks—4.1%
Real Estate Investment Trusts— 4.1%
10,074	Acadia Realty Trust	106,885
5,000	Alexandria Real Estate Equities, Inc.	182,000
4,000	AMB Property Corp.	57,600
5,000	American Campus Communities, Inc.	86,800
4,500	Boston Properties, Inc.	157,635
4,000	Brandywine Realty Trust	11,400
2,000	Camden Property Trust	43,160
4,000	Corporate Office Properties Trust	99,320
10,000	Digital Reality Trust, Inc.	331,800
16,000	Douglas Emmett, Inc.	118,240
2,000	Duke Realty Corp.	11,000
6,500	EastGroup Properties, Inc.	182,455
5,000	Equity Lifestyle Properties, Inc.	190,500
6,000	Equity Residential	110,100
2,500	Essex Property Trust, Inc.	143,350
1,500	Federal Realty Investment Trust	69,000
9,000	HCP, Inc.	160,650
3,500	Healthcare Realty Trust, Inc.	52,465
6,000	Home Properties, Inc.	183,900
5,500	Host Hotels & Resorts, Inc.	21,560
7,600	Kimco Realty Corp.	57,912
10,000	Mack-Cali Realty Corp.	198,100
15,500	National Retail Properties, Inc.	245,520
2,386	ProLogis Trust	15,509
1,800	Public Storage, Inc.	99,450
7,000	Realty Income Corp.	131,740
1,500	Regency Centers Corp.	39,855
2,047	Simon Property Group, Inc.	70,919
2,903	SL Green Realty Corp.	31,353
7,000	Tanger Factory Outlet Centers, Inc.	216,020
3,600	The Macerich Co.	22,536
6,376	UDR, Inc.	54,897
9,500	Ventas, Inc.	214,795
3,863	Vornado Realty Trust	128,419
5,000	Washington Real Estate Investment Trust	86,500

Total Common Stocks (Cost $6,264,915)		3,933,345

U.S. Government Agencies—4.9%
Federal Home Loan Bank –— 1.1%
$1,000,000	4.250%, 3/9/18	1,053,664
Federal Home Loan Mortgage Corporation –— 2.7%
2,000,000	2.000%, 3/16/11	2,001,952
500,000	4.500%, 4/2/14	544,884

		2,546,836

Federal National Mortgage Association –— 1.1%
1,000,000	5.000%, 3/2/15	1,115,754

Total U.S. Government Agencies (Cost $4,483,452)		4,716,254

Preferred Stocks—0.1%
Real Estate Investment Trusts— 0.1%
4,000	Simon Property Group, Inc., 6.000%	127,040

Total Preferred Stocks (Cost $283,980)		127,040

Collateralized Mortgage Obligations—5.9%
$2,032,124	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	1,969,277
617,968	Federal Home Loan Bank, 4.800%, 2/25/13	619,006
953,285	Federal Home Loan Mortgage Corporation, 5.000%, 9/15/17	997,765
1,000,000	Federal Home Loan Mortgage Corporation, 5.000%, 9/15/31	1,030,261
968,601	Government National Mortgage Association, 5.000%, 7/15/23	1,018,777

Total Collateralized Mortgage Obligations (Cost $5,623,542)		5,635,086

Cash Equivalents—4.9%
4,631,600	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	4,631,600

Total Cash Equivalents (Cost $4,631,600)		4,631,600

Total Investments (Cost $95,117,939) — 99.7%		95,241,150

Other Assets in Excess of Liabilities — 0.3%		263,073

Net Assets — 100.0%		$95,504,223

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.

See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Municipal Bonds—97.6%
Ohio— 97.6%
$100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	$101,888
50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	52,343
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	72,640
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	340,544
600,000	Barberton, OH, City School District, School Improvement, G.O., Student Credit Program, 4.750%, 12/1/23	624,852
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	215,927
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	178,148
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	341,172
200,000	Butler County, OH, Waterworks Revenue, (AMBAC Ins.), 5.000%, 12/1/21	209,438
75,000	Canton, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/18	75,862
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	217,288
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	376,144
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	573,490
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	88,357
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	418,608
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	372,905
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	106,630
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	84,730
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	566,650
270,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/17	288,368
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	263,767
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	542,650
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	448,494
360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	387,011
190,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/19	202,124
160,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/20	169,099
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	158,457
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	118,494
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	66,272
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	167,202
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	201,736
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	36,344
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	343,439
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	384,271
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	608,969
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	484,510
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	290,504
200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	217,198
405,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/22	420,844
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	279,990
500,000	Kettering, OH, G.O., 4.750%, 12/1/22	519,860
95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	101,025
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	307,167
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	110,883
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	415,156
460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	481,082
435,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	459,978
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	525,185
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,098,072
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	636,810
300,000	Miamisburg, OH, City School District, School Facilities Construction & Improvements, G.O., 5.000%, 12/1/23	319,863
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	542,805
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	51,720
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	269,485
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	54,877
25,000	New Albany Plain, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	28,266
305,000	Nordonia Hills, OH, City School District, Outdoor Athletic Facilities, G.O., 4.300%, 12/1/23	305,775
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	100,016
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	218,906
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	955,210
60,000	Ohio State Building Authority Refunding Revenue, Series A, (FGIC Ins.), 5.000%, 4/1/11	63,928
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	70,475
1,400,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	1,443,092
400,000	Ohio State Building Authority Revenue, Series A, 5.000%, 10/1/23	421,224
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	135,308
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	161,684
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	518,390
150,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	158,775
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	147,239
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	105,460
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	190,451
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	749,413
250,000	Ohio State Higher Educational Facility Revenue, Series A, (AMBAC Ins.), 4.500%, 12/1/22	251,552
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,781
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series A, 5.000%, 9/1/23	201,036
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	203,660
125,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	129,636
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	162,410
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	263,872
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	467,014
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (MBIA-RE FGIC Ins.), 5.500%, 2/15/20	1,148,220
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	110,034
400,000	Ohio State Water Development Authority Pollution Control Revenue, 5.000%, 6/1/17	437,772
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	32,584
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	721,410
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	729,196
300,000	Olentangy, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	322,761
470,000	River Valley, OH, Local School District, School Facilities Construction & Improvements, G.O., (FSA Ins. Student Credit Program), 5.250%, 11/1/23	529,963
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,116,690
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	218,678
980,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	1,045,611
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	342,261
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	245,361
715,000	Toledo, OH, City School District, School Facilities Improvements, G.O., Student Credit Program, 4.125%, 12/1/19	717,517
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	237,496
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	742,819
500,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	517,905
320,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	336,314
550,000	Troy, OH, G.O., 4.750%, 12/1/22	573,468
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	383,393
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	697,247
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	525,365
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	936,200
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	311,244
750,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (FSA Ins.), 5.000%, 6/1/20	789,577
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	520,355
300,000	University of Cincinnati, OH, General Receipts Revenue, Series D, (AMBAC Ins.), 4.750%, 6/1/22	301,344
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	54,271
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	674,550
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	132,470

Total Municipal Bonds (Cost $39,270,243)		39,921,976

Cash Equivalents—0.7%
301,499	Fidelity Institutional Tax-Exempt Portfolio, 0.410%(a)	301,499

Total Cash Equivalents (Cost $301,499)		301,499

Total Investments (Cost $39,571,742) — 98.3%		40,223,475

Other Assets in Excess of Liabilities — 1.7%		680,435

Net Assets — 100.0%		$40,903,910

(a)	Rate disclosed is the seven day yield as of March 31, 2009.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
G.O.	General Obligation
Ins.	Insured
MBIA	Municipal Bond Insurance Association
MBIA-RE	Municipal Bond Insurance Association-Reinsurance

See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
Corporate Bonds—65.8%
Consumer Discretionary— 1.0%
$1,000,000	McDonald's Corp., 4.300%, 3/1/13	$1,040,388

		1,040,388

Consumer Staples— 4.9%
1,000,000	General Mills, Inc., 6.000%, 2/15/12	1,054,065
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,031,529
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,113,296
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,026,887

		5,225,777

Energy— 10.3%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,068,996
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,014,324
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,026,447
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,040,154
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,015,280
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	923,596
1,000,000	Noble Corp., 5.875%, 6/1/13	947,887
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,010,692
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	973,146
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,010,962

		11,031,484

Financials— 16.8%
1,000,000	American Express Co., 5.250%, 9/12/11	940,114
1,000,000	American Express Co., 5.250%, 11/21/11	902,622
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,397,835
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	1,988,876
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	1,081,715
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,377,318
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,444,075
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,455,354
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	1,810,914
1,000,000	Key Bank N.A., 5.500%, 9/17/12	953,050
295,455	Marshall & Ilsley Corp., 2.900%, 8/18/09	292,128
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)	1,920,942
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,417,329
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	1,052,726

		18,034,998

Health Care— 4.2%
1,500,000	McKesson HBOC, Inc., 5.250%, 3/1/13	1,486,230
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,027,153
1,000,000	Quest Diagnostics, Inc., 5.125%, 11/1/10	1,003,762
1,000,000	Wyeth, 5.592%, 3/15/13	1,041,149

		4,558,294

Industrials— 6.5%
1,000,000	3M Co., 4.375%, 8/15/13	1,053,128
1,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	992,974
2,000,000	Eaton Corp., 4.900%, 5/15/13	1,946,892
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,027,953
1,000,000	Johnson Controls, Inc., 5.250%, 1/15/11	968,829
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,050,859

		7,040,635

Materials— 1.9%
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,019,667
1,000,000	PPG Industries, Inc., 5.750%, 3/15/13	1,018,307

		2,037,974

Real Estate Investment Trusts— 3.0%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,965,778
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,260,210

		3,225,988

Technology— 5.3%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,057,299
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,004,357
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,575,017
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,113,578

		5,750,251

Telecommunications— 3.8%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	2,028,910
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,014,378
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,072,170

		4,115,458

Transportation— 1.4%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,509,582

		1,509,582

Utilities— 6.7%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,510,667
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,036,903
1,000,000	Exelon Generation Co. LLC, 6.950%, 6/15/11	1,021,083
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,535,053
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,016,191
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,031,950

		7,151,847

Total Corporate Bonds (Cost $71,869,135)		70,722,676

U.S. Government Agencies—23.8%
Federal Farm Credit Bank –— 1.9%
2,000,000	3.400%, 2/7/13	2,069,762
Federal Home Loan Bank –— 6.7%
2,000,000	2.375%, 5/27/09	2,005,816
2,000,000	1.375%, 8/27/10	2,005,818
2,000,000	3.125%, 6/10/11	2,055,176
1,000,000	Series 1613, 4.375%, 9/13/13	1,082,117

		7,148,927

Federal Home Loan Mortgage Corporation –— 8.6%
1,000,000	4.750%, 11/3/09	1,022,366
3,000,000	1.625%, 8/27/10	3,003,180
3,000,000	3.125%, 10/25/10	3,088,656
2,000,000	4.750%, 1/18/11	2,120,642

		9,234,844

Federal National Mortgage Association –— 6.6%
1,000,000	3.850%, 4/14/09	1,001,147
2,000,000	3.375%, 6/10/10	2,052,368
2,000,000	3.550%, 6/16/10	2,011,472
2,000,000	3.400%, 4/16/12	2,046,566

		7,111,553

Total U.S. Government Agencies (Cost $25,142,915)		25,565,086

U.S. Treasury Obligations—4.7%
5,000,000	U.S. Treasury Notes, 0.875%, 2/28/11	5,009,550

Total U.S. Treasury Obligations (Cost $4,998,499)		5,009,550

Cash Equivalents—4.9%
5,259,156	Huntington Money Market Fund, Interfund Shares, 0.020%(b) (c)	5,259,156

Total Cash Equivalents (Cost $5,259,156)		5,259,156

Total Investments (Cost $107,269,705) — 99.2%		106,556,468

Other Assets in Excess of Liabilities — 0.8%		836,407

Net Assets — 100.0%		$107,392,875

(a)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2009.
LLC	Limited Liability Co.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The cost basis of investment for federal income tax purposes at March 31, 2009 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities*	Appreciation	Depreciation	(Depreciation)
Huntington Money Market	$814,339,040	$-	$-	$-
Ohio Municipal Money Market Fund	238,901,093	-	-	-
Tax-Free Money Market Fund	106,549,791	-	-	-
U.S. Treasury Money Market Fund	770,893,143	-	(20,836)	(20,836)
Dividend Capture Fund	91,329,627	1,068,695	(29,601,700)	(28,533,005)
Growth Fund	138,086,709	12,795,932	(16,799,529)	(4,003,597)
Income Equity Fund	110,816,804	2,063,638	(30,439,010)	(28,375,372)
International Equity Fund	272,771,736	8,088,120	(80,050,436)	(71,962,316)
Macro 100 Fund	27,489,906	590,499	(7,736,122)	(7,145,623)
Mid Corp America Fund	99,869,240	18,598,648	(18,796,589)	(197,941)
New Economy Fund	61,199,495	1,535,631	(23,523,553)	(21,987,922)
Real Strategies Fund	79,792,704	384,338	(33,907,840)	(33,523,502)
Rotating Markets Fund	36,322,819	217,766	(7,402,231)	(7,184,465)
Situs Fund	133,892,019	9,176,507	(36,938,895)	(27,762,388)
Technical Opportunities Fund	8,919,141	145,481	(1,100,993)	(955,512)
Fixed Income Securities Fund	205,247,689	10,383,928	(6,560,543)	3,823,385
Intermediate Government Income Fund	109,420,442	5,344,984	(32,327)	5,312,657
Mortgage Securities Fund	95,117,939	2,758,992	(2,635,781)	123,211
Ohio Tax-Free Fund	39,571,742	917,792	(266,059)	651,733
Short/Intermediate Fixed Income Securities Fund	107,269,705	1,315,785	(2,029,022)	(713,237)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2009.

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2009, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust, A & B
Huntington Growth Fund (“Growth Fund”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Trust, A & B
Huntington International Equity Fund (“International Equity Fund”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust, A & B
Huntington New Economy Fund (“New Economy Fund”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust, A & B
Huntington Situs Fund (“Situs Fund”)	Trust, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
  * Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value.  Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available.  Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange.  Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below.  U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available.  In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.”  In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”).  When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following:  dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue.  With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when:  (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed.  An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.  For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE.  For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events.  Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE.  For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.  Since International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology.  Since Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund invest some of their assets in foreign securities, they may also be affected.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds comply with Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*

Money Market Fund	$ 6,000,000	$ -	$ 808,339,040	$ -	$814,339,040	$ -
Ohio Municipal Money Market Fund	2,674,766	-	236,226,327	-	238,901,093	-
Tax-Free Money Market Fund	4,965,226	-	101,584,565	-	106,549,791	-
U.S Treasury Money Market Fund	30,000,000	-	740,872,307	-	770,872,307	-
Dividend Capture Fund	62,796,622	(82,600)	-	-	62,796,622	(82,600)
Growth Fund	134,083,112	-	-	-	134,083,112	-
Income Equity Fund	82,441,432	-	-	-	82,441,432	-
International Equity Fund	186,299,420	-	14,510,000	-	200,809,420	-
Macro 100 Fund	20,344,283	-	-	-	20,344,283	-
Mid Corp America Fund	99,671,299	-	-	-	99,671,299	-
New Economy Fund	39,211,573	(126,372)	-	-	39,211,573	(126,372)
Real Strategies Fund	43,073,702	(94,340)	1,745,000	-	44,818,702	(94,340)
Rotating Markets Fund	29,138,354	-	-	-	29,138,354	-
Situs Fund	95,929,668	(925,456)	10,199,963	-	106,129,631	(925,456)
Technical Opportunities Fund	7,963,629	-	-	-	7,963,629	-
Fixed Income Securities Fund	5,664,532	-	203,406,542	-	209,071,074	-
Intermediate Government Income Fund	4,320,758	-	110,412,341	-	114,733,099	-
Mortgage Securities Fund	8,691,985	-	86,549,165	-	95,241,150	-
Ohio Tax-Free Fund	301,499	-	39,921,976	-	40,223,475	-
Short/Intermediate Fixed Income Securities Fund	5,259,156	-	101,297,312	-	106,556,468	-

* Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investment.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees.  It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.  Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.  If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Exchange Contracts
International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions.  International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2009, the International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any foreign currency commitments outstanding.

E. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.  Investing in written options contracts exposes the Fund to equity risk.

The following is a summary of the Dividend Capture Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	-	$-
Options written	500	76,000
Options expired	-	-
Options closed	(300)	(42,600)
Options exercised	-	-
Outstanding at 3/31/2009	200	$33,400

At March 31, 2009, the Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Depreciation
Family Dollar Stores, Inc.	Put	April 2009	$30	100	$60,000	$(45,300)
Family Dollar Stores, Inc.	Put	July 2009	30	100	56,000	(37,300)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(82,600)

The following is a summary of the Income Equity Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	-	$-
Options written	570	55,290
Options expired	-	-
Options closed	(570)	(55,290)
Options exercised	-	-
Outstanding at 3/31/2009	-	$-

At March 31, 2009, the Income Equity Fund had no outstanding options.

The following is a summary of the Macro 100 Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	230	$70,610
Options written	-	-
Options expired	(230)	(70,610)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2009		$-

At March 31, 2009, the Macro 100 Fund had no outstanding options.

The following is a summary of the New Economy Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	73	$32,181
Options written	709	286,710
Options expired	(73)	(32,181)
Options closed	(369)	(110,992)
Options exercised	-	-
Outstanding at 3/31/2009	340	$175,718

At March 31, 2009, the New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CF Industries Holdings, Inc.	Call	May 2009	$60	169	$217,165	$(119,094)
CME Group, Inc.	Call	April 2009	240	10	17,350	(4,080)
FMC Technologies, Inc.	Call	May 2009	35	100	17,250	950
First Solar, Inc.	Call	April 2009	135	61	50,325	(4,148)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(126,372)

The following is a summary of the Real Strategies Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	2,141	$450,753
Options written	3,522	1,098,604
Options expired	(2,318)	(314,671)
Options closed	(1,635)	(194,876)
Options exercised	(215)	(127,575)
Outstanding at 3/31/2009	1,495	$912,235

At March 31, 2009, the Real Strategies Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	Call	April 2009	$45	120	$3,600	$14,150
Arch Coal, Inc.	Put	April 2009	30	45	74,925	(54,535)
Boeing Co. (The)	Call	May 2009	40	100	8,000	2,700
CNOOC, Ltd.	Put	April 2009	75	100	2,750	30,950
CONSOL Energy, Inc.	Put	April 2009	40	100	148,000	(88,980)
EnCana Corp.	Call	April 2009	45	170	7,650	19,550
S&P 500 Index	Put	December 2009	650	150	748,500	(118,950)
Nucor Corp.	Put	April 2009	30	150	6,750	26,905
Petroleo Brasileiro SA	Call	April 2009	35	310	10,850	20,770
Terra Industries, Inc.	Call	June 2009	30	200	61,500	(23,100)
Transocean, Ltd.	Call	April 2009	65	50	4,500	5,750
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(164,790)

The following is a summary of the Situs Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	-	$-
Options written	18,875	5,206,061
Options expired
Options closed	(5,901)	(1,688,225)
Options exercised	(329)	(50,717)
Outstanding at 3/31/2009	12,645	3,467,119

At March 31, 2009, the Situs Fund had the following outstanding options:
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Anixter International, Inc.	Put	May 2009	$35	500	$237,500	$(29,001)
CARBO Ceramics, Inc.	Put	June 2009	40	990	1,197,900	(616,773)
CommScope, Inc.	Put	April 2009	15	921	345,375	(138,825)
Denbury Resources, Inc.	Put	June 2009	15	500	122,500	60,999
Dril-Quip, Inc.	Put	June 2009	25	500	73,750	114,749
Harsco Corp.	Put	April 2009	25	500	167,500	(33,686)
Jacobs Engineering Group, Inc.	Put	April 2009	40	500	165,000	58,499
Newfield Exploration Co.	Put	June 2009	22.5	1,000	300,000	56,998
Owens-Illinois, Inc.	Put	May 2009	17.5	1,000	360,000	(156,501)
Rowan Companies, Inc.	Put	April 2009	12.5	2,000	220,000	23,998
Terra Industries, Inc.	Put	June 2009	25	500	125,000	98,499
Texas Industries, Inc.	Put	April 2009	25	234	46,800	34,397
Trinity Industries, Inc.	Put	April 2009	12.5	3,000	1,020,000	(438,558)
Watson Parmaceuticals, Inc.	Put	May 2009	25	500	11,250	39,749
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(925,456)

G.       Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receives a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money.  There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2009, the Funds had no securities on loan.

H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At March 31, 2009, the Fixed Income Securities Fund held illiquid restricted securities representing 3.2% of net assets as listed below:

Issue Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)

Fixed Income Securities Fund:
ABX Financing Co., 5.750%, 10/15/16	2/20/09	2,000,000	1,919,640	1,933,444
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	2,751,738
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,144,340
(a) Purchased on various dates beginning 11/20/08.

I.  Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis.  Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

J. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	3/31/09 Market Value	Income
Dividend Capture Fund	$1,066,449	$7,737,276	$(7,654,621)	$1,149,104	$329
Growth Fund	4,802,921	15,555,408	(6,918,297)	13,440,032	2,462
Income Equity Fund	824,125	8,395,047	(7,367,885)	1,851,287	619
Macro 100 Fund	390,262	6,944,624	(6,004,353)	1,330,533	656
Mid Corp America Fund	6,852,029	15,126,060	(11,391,368)	10,586,721	2,301
New Economy Fund	2,270,234	4,750,529	(4,857,412)	2,163,351	701
Real Strategies Fund	599	13,702,383	(4,741,979)	8,961,003	1,413
Rotating Markets Fund	1,561,043	3,628,688	(2,176,830)	3,012,901	754
Situs Fund	583,711	28,536,212	(9,108,634)	20,011,289	924
Technical Opportunities Fund	630,956	1,270,393	(1,270,204)	631,145	205
Fixed Income Securities Fund	2,903,014	31,396,794	(30,276,190)	4,023,618	1,153
Intermediate Government Income Fund	3,300,707	18,920,240	(17,900,189)	4,320,758	1,121
Mortgage Securities Fund	3,152,409	13,577,773	(12,098,582)	4,631,600	1,263
Short/Intermediate Fixed Income Securities Fund	3,132,281	29,863,091	(27,736,216)	5,259,156	1,329

     THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Mutual Funds—97.9%(a)
7,460	Huntington Fixed Income Securities Fund - Trust Shares	$157,414
3,502	Huntington VA Dividend Capture Fund	20,594
16,677	Huntington VA Growth Fund	90,223
11,304	Huntington VA Income Equity Fund	61,152
5,726	Huntington VA International Equity Fund	50,734
4,506	Huntington VA Macro 100 Fund	25,235
2,018	Huntington VA Mid Corp America Fund	20,178
3,074	Huntington VA Mortgage Securities Fund	32,522
2,868	Huntington VA New Economy Fund	22,629
1,587	Huntington VA Situs Fund	12,632

Total Mutual Funds (Cost $505,780)		493,313

Cash Equivalents—2.1%9
10,243	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	10,243

Total Cash Equivalents (Cost $10,243)		10,243

Total Investments (Cost $516,023) — 100.0%		503,556

Other Assets in Excess of Liabilities — 0.0%		236

Net Assets — 100.0%		$503,792

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2009.

See Notes to Portfolio of Investments.

Huntington VA Dividend Capture Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—67.8%
Consumer Discretionary— 5.2%
10,000	Cedar Fair LP	$92,900
9,500	Family Dollar Stores, Inc.	317,015
5,000	Kimberly-Clark Corp.	230,550
6,000	Sherwin-Williams Co.	311,820
10,500	Snap-on, Inc.	263,550

		1,215,835

Consumer Staples— 4.9%
6,500	General Mills, Inc.	324,220
11,500	Pepsi Bottling Group, Inc.	254,610
9,000	Reynolds American, Inc.	322,560
5,000	The Clorox Co.	257,400

		1,158,790

Energy— 1.9%
6,000	ConocoPhillips	234,960
1,500	Eni SpA ADR	57,480
5,500	Marathon Oil Corp.	144,595

		437,035

Financials— 10.3%
6,000	ACE Ltd.	242,400
8,250	Chubb Corp.	349,140
15,500	JPMorgan Chase & Co.	411,990
7,000	M&T Bank Corp.	316,680
1,000	Principal Financial Group	8,180
13,000	Regions Financial Corp.	55,380
6,000	The Bank of New York Mellon Corp.	169,500
1,500	The Travelers Cos., Inc.	60,960
11,000	Torchmark Corp.	288,530
16,000	Unum Group	200,000
22,500	Wells Fargo & Co.	320,400

		2,423,160

Health Care— 9.7%
12,000	AstraZeneca PLC ADR	425,400
3,000	Becton, Dickinson & Co.	201,720
11,000	Bristol-Myers Squibb Co.	241,120
16,000	Eli Lilly & Co.	534,560
11,500	Merck & Co., Inc.	307,625
21,500	PerkinElmer, Inc.	274,555
21,500	Pfizer, Inc.	292,830

		2,277,810

Industrials— 5.9%
8,500	Cooper Industries Ltd., Class A	219,810
9,000	Dover Corp.	237,420
3,500	Fluor Corp.	120,925
8,500	Norfolk Southern Corp.	286,875
7,500	Raytheon Co.	292,050
9,000	Waste Management, Inc.	230,400

		1,387,480

Materials— 2.7%
7,000	Harsco Corp.	155,190
5,500	Lubrizol Corp.	187,055
13,500	Sonoco Products Co.	283,230

		625,475

Real Estate Investment Trusts— 14.2%
26,500	Cedar Shopping Centers, Inc.	46,110
5,000	Corporate Office Properties Trust	124,150
8,000	EastGroup Properties, Inc.	224,560
14,000	Entertainment Properties Trust	220,640
5,500	Equity Residential	100,925
13,000	HCP, Inc.	232,050
7,000	Health Care REIT, Inc.	214,130
9,500	Highwoods Properties, Inc.	203,490
6,500	Home Properties, Inc.	199,225
5,000	Kilroy Realty Corp.	85,950
7,500	Liberty Property Trust	142,050
8,000	Mack-Cali Realty Corp.	158,480
20,000	Medical Properties Trust, Inc.	73,000
9,000	Mid-America Apartment Communities, Inc.	277,470
14,000	National Retail Properties, Inc.	221,760
8,000	PS Business Parks, Inc.	294,800
8,701	Simon Property Group, Inc.	301,406
6,000	Sovran Self Storage, Inc.	120,480
11,000	Weingarten Realty Investors	104,720

		3,345,396

Technology— 3.5%
2,000	Accenture Ltd., Class A	54,980
10,500	Hewlett-Packard Co.	336,630
2,500	International Business Machines Corp.	242,225
4,000	Microsoft Corp.	73,480
7,000	Oracle Corp. *	126,490

		833,805

Telecommunications— 3.8%
10,500	AT&T, Inc.	264,600
17,000	CenturyTel, Inc.	478,040
5,000	Verizon Communications, Inc.	151,000

		893,640

Transportation— 1.4%
5,500	Burlington Northern Santa Fe Corp.	330,825

Utilities— 4.3%
2,500	Consolidated Edison, Inc.	99,025
20,000	Duke Energy Corp.	286,400
6,000	FirstEnergy Corp.	231,600
21,000	Xcel Energy, Inc.	391,230

		1,008,255

Total Common Stocks (Cost $21,649,999)		15,937,506

Preferred Stocks—28.7%
Consumer Discretionary— 1.2%
13,000	Comcast Corp., 7.000%	259,220
1,145	Viacom, Inc., 6.850%	19,614

		278,834

Financials— 23.2%
45,000	ABN AMRO Capital Funding Trust V, 5.900%	297,000
11,000	Allianz SE, 8.375%	185,350
23,000	American International Group, Series A-4, 6.450%	61,640
14,000	ASBC Capital I, 7.625%	233,240
12,000	Barclays Bank PLC, Series 2, 6.625%	129,480
10,000	BB&T Capital Trust V, 8.950%	220,500
12,000	Everest Re Capital Trust II, Series B, 6.200%	197,640
8,000	General Electric Capital Corp., 6.100%	164,000
7,500	HSBC Holdings PLC, Series A, 6.200%	111,675
40,000	ING Groep NV, 6.125%	320,400
33,000	KeyCorp Capital VIII, 7.000%	420,750
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%	247,500
19,846	MetLife, Inc., Series B, 6.500%	291,141
28,000	Morgan Stanley Capital Trust, 6.600%	429,240
37,000	National City Capital Trust II, 6.625%	516,150
11,914	PLC Capital Trust IV, 7.250%	105,082
976	PNC Capital Trust E, 7.750%	19,500
14,093	Prudential Financial, Inc., 9.000%	236,762
20,278	Prudential PLC, 6.500%	249,622
20,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	333,450
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	147,400
23,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	129,030
4,692	SunTrust Capital IX, 7.875%	81,172
15,000	Telephone & Data Systems, Inc., Series A, 7.600%	262,650
2,436	The Bank of New York Mellon Corp. Capital V, 7.800%	47,599

		5,437,973

Real Estate Investment Trusts— 1.8%
7,000	Duke Realty Corp., Series O, 8.375%	79,660
20,960	Public Storage, Series F, 6.450%	346,469

		426,129

Utilities— 2.5%
24,000	BGE Capital Trust II, 6.200%	398,400
8,500	Xcel Energy, Inc., 7.600%	197,285

		595,685

Total Preferred Stocks (Cost $11,873,181)		6,738,621

Mutual Funds—1.4%
Exchange Traded Funds— 1.4%
21,000	AMEX Technology SPDR	328,020

Total Mutual Funds (Cost $383,684)		328,020

Cash Equivalents—1.7%
395,884	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	395,884

Total Cash Equivalents (Cost $395,884)		395,884

Total Investments (Cost $34,302,748) — 99.6%		23,400,031

Other Assets in Excess of Liabilities — 0.4%		95,420

Net Assets — 100.0%		$23,495,451

(a)	Rate disclosed is the seven day yield as of March 31, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—98.1%
Consumer Discretionary— 10.6%
8,500	Lowe's Cos., Inc.	$155,125
4,690	McDonald's Corp.	255,933
5,600	Nike, Inc., Class B	262,584
3,150	Ross Stores, Inc.	113,022
2,100	Sherwin-Williams Co.	109,137
6,000	Urban Outfitters, Inc. *	98,220
6,000	Yum! Brands, Inc.	164,880

		1,158,901

Consumer Staples— 9.1%
2,550	Bunge Ltd.	144,457
1,850	Colgate-Palmolive Co.	109,113
3,750	Hormel Foods Corp.	118,913
2,350	McCormick & Co., Inc.	69,490
2,280	Ralcorp Holding, Inc. *	122,846
5,300	Wal-Mart Stores, Inc.	276,130
9,000	Whole Foods Market, Inc.	151,200

		992,149

Energy— 22.2%
1,720	Chevron Texaco Corp.	115,653
3,600	Enbridge, Inc.	103,680
2,700	EnCana Corp.	109,647
2,095	Exxon Mobil Corp.	142,669
5,600	Frontier Oil Corp.	71,624
2,250	Hess Corp.	121,950
3,200	Murphy Oil Corp.	143,264
3,700	National Oilwell Varco, Inc. *	106,227
5,850	Newfield Exploration Co. *	132,795
2,800	Noble Energy, Inc.	150,864
7,000	Occidental Petroleum Corp.	389,550
3,100	Oceaneering International, Inc. *	114,297
3,650	Petroleo Brasileiro SA ADR	111,216
3,370	Range Resources Corp.	138,709
5,550	Southwestern Energy Co. *	164,779
2,285	Sunoco, Inc.	60,507
4,900	Tidewater, Inc.	181,937
3,750	Valero Energy Corp.	67,125

		2,426,493

Financials— 1.0%
6,050	People's United Financial, Inc.	108,719

Health Care— 13.0%
7,855	Baxter International, Inc.	402,333
1,400	C.R. Bard, Inc.	111,608
2,205	Express Scripts, Inc. *	101,805
2,700	Genzyme Corp. *	160,353
8,700	Gilead Sciences, Inc. *	402,984
5,400	Teva Pharmaceutical Industries Ltd. ADR	243,270

		1,422,353

Industrials— 6.0%
1,260	First Solar, Inc. *	167,202
7,500	McDermott International, Inc. *	100,425
4,000	Union Pacific Corp.	164,440
3,150	W.W. Grainger, Inc.	221,067

		653,134

Materials— 4.5%
11,710	Companhia Vale do Rio Doce ADR	155,743
4,200	Freeport-McMoran Copper & Gold, Inc., Class B	160,062
2,170	Monsanto Co.	180,327

		496,132

5,200	Accenture Ltd., Class A	142,948
2,780	Apple Computer, Inc. *	292,234
12,200	EMC Corp. *	139,080
720	Google, Inc., Class A *	250,603
3,537	Hewlett-Packard Co.	113,396
4,455	International Business Machines Corp.	431,645
7,200	Intuit, Inc. *	194,400
990	MasterCard, Inc., Class A	165,805
5,900	McAfee, Inc. *	197,650
10,850	MEMC Electronic Materials, Inc. *	178,916
7,870	Microsoft Corp.	144,572
13,500	NVIDIA Corp. *	133,110
12,800	Oracle Corp. *	231,296
4,900	QUALCOMM, Inc.	190,659
3,350	Research In Motion Ltd. *	144,285
3,950	Sybase, Inc. *	119,646
10,200	Symantec Corp. *	152,388
4,200	Xilinx, Inc.	80,472

		3,303,105

Transportation— 1.5%
2,700	Burlington Northern Santa Fe Corp.	162,405

Total Common Stocks (Cost $11,934,350)		10,723,391

Cash Equivalents—1.9%
208,264	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	208,264

Total Cash Equivalents (Cost $208,264)		208,264

Total Investments (Cost $12,142,614) — 100.0%		10,931,655

Other Assets in Excess of Liabilities — 0.0%		1,600

Net Assets — 100.0%		$10,933,255

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—94.4%
Consumer Discretionary— 7.5%
11,300	Home Depot, Inc.	$266,228
9,500	Lowe's Cos., Inc.	173,375
3,700	McDonald's Corp.	201,909
2,886	Time Warner Cable, Inc.	71,563
11,496	Time Warner, Inc.	221,873
5,600	Whirlpool Corp.	165,704

		1,100,652

Consumer Staples— 7.7%
15,900	ConAgra Foods, Inc.	268,233
7,600	General Mills, Inc.	379,088
21,500	SUPERVALU, Inc.	307,020
3,400	Wal-Mart Stores, Inc.	177,140

		1,131,481

Energy— 3.4%
4,000	BP PLC ADR	160,400
2,500	Chevron Texaco Corp.	168,100
4,100	ConocoPhillips	160,556

		489,056

Financials— 9.7%
27,600	AEGON NV	105,984
38,800	Banco Santander SA ADR	267,720
12,700	BB&T Corp.	214,884
8,700	Chubb Corp.	368,184
11,200	The Travelers Cos., Inc.	455,168

		1,411,940

Health Care— 17.0%
2,700	Abbott Laboratories	128,790
11,000	AstraZeneca PLC ADR	389,950
5,800	Covidien Ltd.	192,792
9,800	Eli Lilly & Co.	327,418
2,800	Johnson & Johnson	147,280
4,400	Merck & Co., Inc.	117,700
25,900	Pfizer, Inc.	352,758
13,300	Sanofi-Aventis ADR	371,469
10,700	Wyeth	460,528

		2,488,685

Industrials— 15.3%
11,000	Dover Corp.	290,180
7,800	Eastman Chemical Co.	209,040
5,400	General Dynamics Corp.	224,586
13,900	Ingersoll Rand Co.	191,820
4,100	L-3 Communications Holdings, Inc.	277,980
6,500	Parker Hannifin Corp.	220,870
13,300	Pitney Bowes, Inc.	310,555
19,500	R.R. Donnelley & Sons Co.	142,935
9,200	Tyco International Ltd.	179,952
7,500	Waste Management, Inc.	192,000

		2,239,918

Materials— 2.2%
26,400	Cemex S.A.B. de C.V. ADR *	165,000
4,400	PPG Industries, Inc.	162,360

		327,360

Real Estate Investment Trusts— 8.8%
14,300	HCP, Inc.	255,255
5,800	Health Care REIT, Inc.	177,422
20,400	Hospitality Properties Trust	244,800
14,400	Mack-Cali Realty Corp.	285,264
9,100	Simon Property Group, Inc.	315,237

		1,277,978

Technology— 8.7%
9,500	Hewlett-Packard Co.	304,570
4,400	International Business Machines Corp.	426,316
19,900	Microsoft Corp.	365,563
15,100	Tyco Electronics Ltd.	166,704

		1,263,153

Telecommunications— 6.8%
7,400	AT&T, Inc.	186,480
8,600	Verizon Communications, Inc.	259,720
14,900	Vodafone Group PLC ADR	259,558
35,600	Windstream Corp.	286,936

		992,694

Utilities— 7.3%
3,100	Consolidated Edison, Inc.	122,791
11,500	Duke Energy Corp.	164,680
26,900	NiSource, Inc.	263,620
9,600	Progress Energy, Inc.	348,096
14,300	TECO Energy, Inc.	159,445

		1,058,632

Total Common Stocks (Cost $18,903,243)		13,781,549

Preferred Stocks—2.5%
Consumer Discretionary— 2.5%
10,100	Archer Daniels Midland Co., 6.250%	370,973

Total Preferred Stocks (Cost $326,086)		370,973

Cash Equivalents—3.0%
432,115	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	432,115

Total Cash Equivalents (Cost $432,115)		432,115

Total Investments (Cost $19,661,444) — 99.9%		14,584,637

Other Assets in Excess of Liabilities — 0.1%		16,440

Net Assets — 100.0%		$14,601,077

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—91.7%
Canada— 5.2%
Energy— 1.7%
3,870	EnCana Corp.	$157,161

Industrials— 1.0%
2,400	Canadian National Railway Co.	85,080

Materials— 2.5%
2,800	Potash Corp. of Saskatchewan, Inc.	226,268

		468,509

Finland— 1.3%
Technology— 1.3%
10,500	Nokia Oyj ADR	122,535

France— 13.2%
Consumer Discretionary— 1.8%
6,200	Vivendi	164,103

Consumer Staples— 2.5%
2,800	Groupe DANONE	136,357
9,280	Groupe DANONE ADR	89,830

		226,187

Energy— 2.4%
4,500	Total SA ADR	220,770

Financials— 2.4%
17,709	AXA ADR	212,154

Materials— 1.9%
3,900	Lafarge SA	175,575

Utilities— 2.2%
5,723	GDF Suez	196,521

		1,195,310

Germany— 4.6%
Health Care— 0.9%
5,200	Stada Arzneimittel AG	86,138

Technology— 2.5%
6,350	SAP AG ADR	224,092

Utilities— 1.2%
3,900	E.ON AG ADR	107,952

		418,182

Ireland— 1.9%
Materials— 1.9%
7,800	CRH PLC	168,042

Italy— 3.1%
Energy— 1.8%
9,200	Saipem SpA	163,764

Industrials— 1.3%
9,656	Finmeccanica SpA	120,189

		283,953

Japan— 17.9%
Consumer Discretionary— 4.6%
7,010	Honda Motor Co. Ltd. ADR	166,137
11,990	Panasonic Corp. ADR	132,250
14,575	Sharp Corp. ADR	117,329

		415,716

Consumer Staples— 1.9%
2,800	Unicharm Corp.	169,748

Financials— 2.1%
39,958	Mitsubishi UFJ Financial Group, Inc. ADR	196,593

Health Care— 1.2%
3,700	Eisai Co. Ltd.	107,669

Industrials— 4.8%
2,400	FANUC Ltd.	160,776
7,200	KOMATSU Ltd.	77,842
1,225	KOMATSU Ltd. ADR	54,194
1,935	Secom Ltd. ADR	142,230

		435,042

Technology— 3.3%
6,351	Canon, Inc. ADR	184,370
400	Nintendo Co. Ltd.	114,984

		299,354

		1,624,122

Netherlands— 5.4%
Consumer Discretionary— 1.8%
10,725	Koninklijke (Royal) Phillips Electronics NV	159,481

Financials— 2.4%
39,708	ING Groep NV ADR	216,012

Industrials— 1.2%
6,645	TNT NV ADR	113,297

		488,790

Netherlands Antilles— 3.5%
Energy— 3.5%
7,780	Schlumberger Ltd.	316,024

Singapore— 3.4%
Industrials— 1.2%
34,000	Keppel Corp. Ltd.	112,022

Telecommunications— 2.2%
12,005	Singapore Telecommunications ADR	199,883

		311,905

Spain— 4.1%
Financials— 2.0%
22,250	Banco Bilbao Vizcaya Argentaria SA ADR	180,892

Telecommunications— 2.1%
3,274	Telefonica SA ADR	195,196

		376,088

Sweden— 0.7%
Industrials— 0.7%
11,500	Sandvik AB	65,925

Switzerland— 6.0%
Health Care— 3.4%
4,090	Novartis AG ADR	154,725
1,080	Roche Holding AG	148,252

		302,977

Materials— 2.6%
5,930	Syngenta AG ADR	237,852

		540,829

Taiwan— 0.9%
Technology— 0.9%
9,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	84,130

United Kingdom— 20.5%
Consumer Discretionary— 2.2%
19,750	Pearson PLC ADR	197,698

Consumer Staples— 2.7%
23,000	Tate & Lyle PLC	85,954
11,074	Tesco PLC ADR	157,472

		243,426

Energy— 3.1%
2,650	BG Group PLC ADR	199,519
3,600	Royal Dutch Shell PLC, Class A	81,135

		280,654

Financials— 2.0%
14,500	Standard Chartered PLC	180,246

Health Care— 2.0%
5,945	GlaxoSmithKline PLC ADR	184,711

Industrials— 1.7%
36,200	Rolls-Royce Group PLC	152,681

Materials— 2.3%
1,600	Rio Tinto PLC ADR	214,496

Telecommunications— 2.5%
130,000	Vodafone Group PLC	228,926

Utilities— 2.0%
2,800	Scottish & Southern Energy PLC	44,547
8,525	Scottish & Southern Energy PLC ADR	138,531

		183,078

		1,865,916

Total Common Stocks (Cost $12,934,601)		8,330,260

Mutual Funds—4.1%
Exchange Traded Funds— 4.1%
15,200	iShares MSCI Hong Kong Index Fund	154,584
4,500	iShares MSCI Japan Index Fund	35,595
9,800	iShares MSCI Taiwan Index Fund	79,086
8,413	Morgan Stanley India Fund	102,807

Total Mutual Funds (Cost $602,912)		372,072

Total Investments (Cost $13,537,513) — 95.8%		8,702,332

Other Assets in Excess of Liabilities — 4.2%		379,828

Net Assets — 100.0%		$9,082,160

ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—100.0%
Consumer Discretionary— 14.5%
500	Apollo Group, Inc., Class A *	$39,165
300	AutoZone, Inc. *	48,786
2,100	eBay, Inc. *	26,376
1,700	Family Dollar Stores, Inc.	56,729
800	Fortune Brands, Inc.	19,640
1,100	Hasbro, Inc.	27,577
1,700	International Game Technology	15,674
2,100	Johnson Controls, Inc.	25,200
2,000	Leggett & Platt, Inc.	25,980
2,200	Liz Claiborne, Inc.	5,434
1,200	Meredith Corp.	19,968
1,300	Omnicom Group, Inc.	30,420
1,350	Republic Services, Inc., Class A	23,153
2,500	Staples, Inc.	45,275
1,500	The Gap, Inc.	19,485
1,200	The Hershey Co.	41,700
1,000	The TJX Cos., Inc.	25,640
1,000	United Parcel Service, Inc., Class B	49,220

		545,422

Consumer Staples— 10.3%
1,700	Avon Products, Inc.	32,691
1,000	Colgate-Palmolive Co.	58,980
1,700	Constellation Brands, Inc. *	20,230
500	Dean Foods Co. *	9,040
1,500	Kellogg Co.	54,945
1,100	McCormick & Co., Inc.	32,527
1,500	Procter & Gamble Co.	70,635
1,400	SUPERVALU, Inc.	19,992
2,100	Sysco Corp.	47,880
800	The Clorox Co.	41,184

		388,104

Energy— 14.0%
900	Apache Corp.	57,681
1,500	BJ Services Co.	14,925
1,400	Chesapeake Energy Corp.	23,884
500	ConocoPhillips	19,580
800	Denbury Resources, Inc. *	11,888
1,100	Devon Energy Corp.	49,159
700	ENSCO International, Inc.	18,480
600	Entergy Corp.	40,854
700	EOG Resources, Inc.	38,332
700	Integrys Energy Group, Inc.	18,228
1,900	Marathon Oil Corp.	49,951
1,200	Nabors Industries Ltd. *	11,988
900	Peabody Energy Corp.	22,536
1,100	Pinnacle West Capital Corp.	29,216
1,300	PPL Corp.	37,323
700	Range Resources Corp.	28,812
900	Rowan Cos., Inc.	10,773
1,400	XTO Energy, Inc.	42,868

		526,478

Financials— 11.3%
6,900	Citigroup, Inc.	17,457
1,900	H&R Block, Inc.	34,561
2,700	Hudson City Bancorp, Inc.	31,563
2,000	JPMorgan Chase & Co.	53,160
2,300	Marshall & Ilsley Corp.	12,949
1,600	Paychex, Inc.	41,072
2,800	Progressive Corp. *	37,632
1,500	SunTrust Banks, Inc.	17,610
1,600	The Allstate Corp.	30,640
700	Torchmark Corp.	18,361
3,000	U.S. Bancorp	43,830
5,154	Wells Fargo & Co.	73,393
1,100	Zions Bancorp	10,813

		423,041

Health Care— 16.7%
1,000	Becton, Dickinson & Co.	67,240
500	C.R. Bard, Inc.	39,860
1,000	Genzyme Corp. *	59,390
1,900	Gilead Sciences, Inc. *	88,008
2,000	Johnson & Johnson	105,200
1,100	McKesson Corp.	38,544
1,850	Medtronic, Inc.	54,519
4,200	Mylan Laboratories, Inc. *	56,322
1,300	Patterson Cos., Inc. *	24,518
800	Sigma-Aldrich Corp.	30,232
900	Stryker Corp.	30,636
900	Zimmer Holdings, Inc. *	32,850

		627,319

Industrials— 9.8%
1,100	General Dynamics Corp.	45,749
1,400	Illinois Tool Works, Inc.	43,190
800	ITT Corp.	30,776
600	Jacobs Engineering Group, Inc. *	23,196
2,500	Masco Corp.	17,450
1,000	Pall Corp.	20,430
1,300	Pitney Bowes, Inc.	30,355
1,400	Union Pacific Corp.	57,554
1,300	United Technologies Corp.	55,874
1,700	Waste Management, Inc.	43,520

		368,094

Materials— 3.9%
1,900	Ball Corp.	82,460
1,000	Ecolab, Inc.	34,730
1,700	Pactiv Corp. *	24,803
500	The Dow Chemical Co.	4,215

		146,208

Real Estate Investment Trusts— 0.7%
1,400	HCP, Inc.	24,990

Technology— 11.8%
800	Affiliated Computer Services, Inc. *	38,312
1,200	BMC Software, Inc. *	39,600
4,300	Cisco Systems, Inc. *	72,111
1,500	Cognizant Technology Solutions Corp., Class A *	31,185
1,300	Electronic Arts, Inc. *	23,647
1,500	Fiserv, Inc. *	54,690
1,700	Intuit, Inc. *	45,900
11,100	Jabil Circuit, Inc.	61,716
3,800	Symantec Corp. *	56,772
3,900	Xerox Corp.	17,745

		441,678

Telecommunications— 2.8%
3,500	Verizon Communications, Inc.	105,700

Utilities— 4.2%
1,300	Consolidated Edison, Inc.	51,493
1,000	Dominion Resources, Inc.	30,990
1,200	Progress Energy, Inc.	43,512
1,000	Southern Co.	30,620

		156,615

Total Common Stocks (Cost $5,862,068)		3,753,649

Cash Equivalents—0.5%
19,817	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	19,817

Total Cash Equivalents (Cost $19,817)		19,817

Total Investments (Cost $5,881,885) — 100.5%		3,773,466

Liabilities in Excess of Other Assets — (0.5)%		(18,951)

Net Assets — 100.0%		$3,754,515

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—90.2%
Consumer Discretionary— 9.4%
3,600	Abercrombie & Fitch Co., Class A	$85,680
1,010	Advance Auto Parts	41,491
2,200	Best Buy Co., Inc.	83,512
3,520	Bob Evans Farms, Inc.	78,918
4,500	BorgWarner, Inc.	91,350
1,240	Darden Restaurants, Inc.	42,482
4,310	Fidelity National Title Group, Inc., Class A	84,088
2,700	Hanover Insurance Group, Inc.	77,814
4,200	J. Crew Group, Inc. *	55,356
3,350	Marriott International, Inc., Class A	54,806
5,558	Nordstrom, Inc.	93,096
3,420	PetSmart, Inc.	71,683
1,750	Polo Ralph Lauren Corp.	73,938
5,182	Royal Caribbean Cruises Ltd.	41,508
1,340	Sherwin-Williams Co.	69,640
2,193	The Stanley Works	63,860
1,400	UniFirst Corp.	38,976
1,520	V.F. Corp.	86,807
1,430	Whirlpool Corp.	42,314
1,100	Wolverine World Wide, Inc.	17,138

		1,294,457

Consumer Staples— 4.2%
4,430	Church & Dwight Co., Inc.	231,379
3,570	Constellation Brands, Inc. *	42,483
4,000	Dr. Pepper Snapple Group, Inc. *	67,640
2,911	Ralcorp Holding, Inc. *	156,845
5,294	SUPERVALU, Inc.	75,598

		573,945

Energy— 7.5%
600	Baker Hughes, Inc.	17,130
6,458	Chesapeake Energy Corp.	110,173
1,600	Forest Oil Corp. *	21,040
4,100	Helmerich & Payne, Inc.	93,357
1,233	Mariner Energy, Inc. *	9,556
3,870	Murphy Oil Corp.	173,260
3,900	National Fuel Gas Co.	119,613
5,784	Noble Energy, Inc.	311,642
800	Smith International, Inc.	17,184
9,200	Spectra Energy Corp.	130,088
1,593	Unit Corp. *	33,326

		1,036,369

Financials— 9.9%
1,500	Allied World Assurance Co. Holdings Ltd.	57,045
2,900	BancorpSouth, Inc.	60,436
7,360	BB&T Corp.	124,531
1,500	Cincinnati Financial Corp.	34,305
3,759	City National Corp.	126,941
580	Everest Re Group Ltd.	41,064
3,400	First American Financial Corp.	90,134
2,400	FirstMerit Corp.	43,680
1,021	Fulton Financial Corp.	6,769
1,310	HCC Insurance Holdings, Inc.	32,999
3,000	Invesco Ltd.	41,580
2,767	Legg Mason, Inc.	43,995
4,000	Lincoln National Corp.	26,760
1,800	M&T Bank Corp.	81,432
8,636	Old Republic International Corp.	93,442
6,340	Principal Financial Group	51,861
3,030	Prosperity Bancshares, Inc.	82,871
3,100	T. Rowe Price Group, Inc.	89,466
4,207	Torchmark Corp.	110,350
3,810	Trustmark Corp.	70,028
2,200	Unum Group	27,500
2,900	Wilmington Trust Corp.	28,101

		1,365,290

Health Care— 14.5%
7,000	AmerisourceBergen Corp.	228,620
1,680	Biogen Idec, Inc. *	88,066
1,466	Cephalon, Inc. *	99,835
2,600	Coventry Health Care, Inc. *	33,644
400	Genzyme Corp. *	23,756
2,180	Humana, Inc. *	56,854
7,756	Life Technologies Corp. *	251,915
4,133	Lincare Holdings, Inc. *	90,099
10,600	Mylan Laboratories, Inc. *	142,146
3,120	Owens & Minor, Inc.	103,365
5,300	PDL BioPharma, Inc.	37,524
2,200	Quest Diagnostics, Inc.	104,456
4,540	St. Jude Medical, Inc. *	164,938
10,213	Thermo Fisher Scientific, Inc. *	364,298
5,420	Watson Pharmaceutical, Inc. *	168,616
2,800	WellCare Health Plans, Inc. *	31,500

		1,989,632

Industrials— 17.2%
1,375	Alliant Techsystems, Inc. *	92,098
4,200	CNH Global NV	43,596
6,612	Cooper Industries Ltd., Class A	170,986
4,800	Cummins, Inc.	122,160
2,200	Elbit Systems Ltd.	106,106
3,200	EMCOR Group, Inc. *	54,944
400	G&K Services, Inc., Class A	7,564
4,000	General Cable Corp. *	79,280
3,700	ITT Corp.	142,339
7,400	John Bean Technologies Corp.	77,404
7,538	Kennametal, Inc.	122,191
5,459	L-3 Communications Holdings, Inc.	370,120
2,200	Ladish Co., Inc. *	15,972
2,700	Mohawk Industries, Inc. *	80,649
4,679	Pall Corp.	95,592
3,234	Parker Hannifin Corp.	109,891
2,800	Precision Castparts Corp.	167,720
2,800	Quanex Building Products Corp.	21,280
1,000	R.R. Donnelley & Sons Co.	7,330
400	Rockwell International Corp.	8,736
2,900	Ryder System, Inc.	82,099
2,200	Stericycle, Inc. *	105,006
3,021	Teleflex, Inc.	118,091
2,800	Textron, Inc.	16,072
4,200	Thomas & Betts Corp. *	105,084
3,528	Weatherford International Ltd. *	39,055

		2,361,365

Materials— 6.5%
5,800	Albemarle Corp.	126,266
6,200	AptarGroup, Inc.	193,068
800	Ball Corp.	34,720
1,100	Cymer, Inc. *	24,486
4,100	Cytec Industries, Inc.	61,582
3,800	FMC Corp.	163,932
1,900	Innophos Holdings, Inc.	21,432
2,660	Lubrizol Corp.	90,466
400	Minerals Technologies, Inc.	12,820
2,500	Pactiv Corp. *	36,475
1,750	PPG Industries, Inc.	64,575
2,900	RPM International, Inc.	36,917
800	Schnitzer Steel Industries, Inc.	25,112

		891,851

Real Estate Investment Trusts— 2.2%
2,100	First Industrial Realty Trust, Inc.	5,145
1,700	Home Properties, Inc.	52,105
3,840	Host Hotels & Resorts, Inc.	15,053
1,700	Liberty Property Trust	32,198
1,900	Mid-America Apartment Communities, Inc.	58,577
2,340	PS Business Parks, Inc.	86,229
2,540	Sovran Self Storage, Inc.	51,003

		300,310

Technology— 12.5%
34,808	Activision Blizzard, Inc. *	364,092
1,500	Amdocs Ltd. *	27,780
6,700	Arris Group, Inc. *	49,379
2,100	Avocent Corp. *	25,494
3,095	Benchmark Electronics, Inc. *	34,664
3,000	Citrix Systems, Inc. *	67,920
2,160	Electronic Arts, Inc. *	39,290
2,675	Fidelity National Information Services, Inc.	48,685
400	Fiserv, Inc. *	14,584
3,932	FLIR Systems, Inc. *	80,527
5,610	Forrester Research, Inc. *	115,342
4,600	Harris Corp.	133,124
8,080	infoGROUP, Inc. *	33,613
7,110	Integrated Device Technology, Inc. *	32,351
1,700	Intersil Corp., Class A	19,550
4,000	JDA Software Group, Inc. *	46,200
3,400	Lam Research Corp. *	77,418
1,500	MEMC Electronic Materials, Inc. *	24,735
1,500	Molex, Inc.	20,610
2,100	Multi-Fineline Electronix, Inc. *	35,364
4,248	NCR Corp. *	33,772
15,620	ON Semiconductor Corp. *	60,918
2,440	Progress Software Corp. *	42,358
4,400	Sybase, Inc. *	133,276
4,238	Teradata Corp. *	68,740
4,062	Varian Semiconductor Equipment Associates, Inc. *	87,983

		1,717,769

Telecommunications— 1.3%
3,717	CenturyTel, Inc.	104,522
1,300	Telus Corp.	34,268
3,000	Turkcell Iletisim Hizmetleri AS ADR	36,870

		175,660

Utilities— 5.0%
1,700	AGL Resources, Inc.	45,101
1,396	Allete, Inc.	37,259
2,200	Atmos Energy Corp.	50,864
1,100	Constellation Energy Group, Inc.	22,726
8,481	MDU Resources Group, Inc.	136,884
2,000	New Jersey Resources Corp.	67,960
9,828	Questar Corp.	289,238
1,770	Xcel Energy, Inc.	32,975

		683,007

Total Common Stocks (Cost $13,608,336)		12,389,655

Cash Equivalents—9.7%
1,329,546	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	1,329,546

Total Cash Equivalents (Cost $1,329,546)		1,329,546

Total Investments (Cost $14,937,882) — 99.9%		13,719,201

Other Assets in Excess of Liabilities — 0.1%		14,195

Net Assets — 100.0%		$13,733,396

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—85.8%
Consumer Discretionary— 14.8%
3,700	Advance Auto Parts	$151,996
2,400	Aeropostale, Inc. *	63,744
3,000	Big Lots, Inc. *	62,340
1,700	BJ's Wholesale Club, Inc. *	54,383
2,380	Corinthian Colleges, Inc. *	46,291
4,390	Corrections Corp. of America *	56,236
660	DeVry, Inc.	31,799
4,040	FTI Consulting, Inc. *	199,899
4,270	GameStop Corp. *	119,645
5,810	Guess?, Inc.	122,475
1,500	SPX Corp.	70,515
2,060	The Buckle, Inc.	65,776
1,700	The Gymboree Corp. *	36,295
2,100	The St. Joe Co. *	35,154
4,600	The Warnaco Group, Inc. *	110,400

		1,226,948

Consumer Staples— 1.4%
1,700	Diamond Foods, Inc.	47,481
6,790	Smithfield Foods, Inc. *	64,233

		111,714

Energy— 4.9%
2,900	Alpha Natural Resources, Inc. *	51,475
3,200	FMC Technologies, Inc. *	100,384
3,100	Helmerich & Payne, Inc.	70,587
1,300	National Oilwell Varco, Inc. *	37,323
2,800	Patriot Coal Corp. *	10,388
1,300	Southwestern Energy Co. *	38,597
2,680	Ultra Petroleum Corp. *	96,185

		404,939

Financials— 6.6%
3,000	City Holding Co.	81,870
200	CME Group, Inc.	49,278
8,400	Hudson City Bancorp, Inc.	98,196
3,980	UMB Financial Corp.	169,110
5,900	Washington Federal, Inc.	78,411
1,500	Westamerica Bancorp	68,340

		545,205

Health Care— 10.9%
4,200	Beckman Coulter, Inc.	214,242
6,600	Cepheid, Inc. *	45,540
6,000	CONMED Corp. *	86,460
3,500	Illumina, Inc. *	130,340
670	Intuitive Surgical, Inc. *	63,891
4,200	Life Technologies Corp. *	136,416
2,380	Perrigo Co.	59,095
1,830	Quest Diagnostics, Inc.	86,889
5,260	Sequenom, Inc. *	74,797

		897,670

Industrials— 15.3%
5,400	AGCO Corp. *	105,840
1,710	Ameron International Corp.	90,049
2,800	Bucyrus International, Inc.	42,504
13,780	Complete Production Services, Inc. *	42,442
1,100	Energizer Holdings, Inc. *	54,659
1,260	First Solar, Inc. *	167,202
1,000	Flowserve Corp.	56,120
7,300	GrafTech International Ltd. *	44,968
1,400	Granite Construction, Inc.	52,472
2,650	GulfMark Offshore, Inc. *	63,229
2,900	Lindsay Corp.	78,300
3,410	Rockwell International Corp.	74,474
1,580	Stericycle, Inc. *	75,413
4,100	Tractor Supply Co. *	147,846
3,340	Valmont Industries, Inc.	167,702

		1,263,220

Materials— 12.1%
2,200	Agrium, Inc.	78,738
2,600	CF Industries Holdings, Inc.	184,938
2,700	Cliffs Natural Resources, Inc.	49,032
1,000	FMC Corp.	43,140
1,560	Freeport-McMoran Copper & Gold, Inc., Class B	59,451
1,070	Monsanto Co.	88,917
6,900	Olin Corp.	98,463
1,800	Sociedad Quimica y Minera de Chile SA ADR	47,808
4,000	Sonoco Products Co.	83,920
3,700	Southern Copper Corp.	64,454
12,280	Steel Dynamics, Inc.	108,187
1,700	Terra Industries, Inc.	47,753
1,900	Walter Industries, Inc.	43,453

		998,254

Technology— 17.2%
25,340	Activision Blizzard, Inc. *	265,056
5,160	Arris Group, Inc. *	38,029
5,720	Atheros Communications, Inc. *	83,855
2,400	Broadcom Corp., Class A *	47,952
3,930	Electronic Arts, Inc. *	71,487
9,320	EMC Corp. *	106,248
3,220	McAfee, Inc. *	107,870
2,000	MedAssets, Inc. *	28,500
17,205	NVIDIA Corp. *	169,641
2,610	Research In Motion Ltd. *	112,413
2,220	Salesforce.com, Inc. *	72,661
4,910	SanDisk Corp. *	62,112
12,900	STEC, Inc. *	95,073
4,300	Sybase, Inc. *	130,247
1,400	VMware, Inc., Class A *	33,068

		1,424,212

Telecommunications— 0.4%
8,200	ADC Telecommunications, Inc. *	35,998

Utilities— 2.2%
3,185	FirstEnergy Corp.	122,941
2,715	ONEOK, Inc.	61,441

		184,382

Total Common Stocks (Cost $10,928,390)		7,092,542

Cash Equivalents—14.9%
1,228,988	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	1,228,988

Total Cash Equivalents (Cost $1,228,988)		1,228,988

Total Investments (Cost $12,157,378) — 100.7%		8,321,530

Liabilities in Excess of Other Assets — (0.7)%		(57,351)

Net Assets — 100.0%		$8,264,179

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—69.4%
Consumer Staples— 4.5%
200	Archer-Daniels-Midland Co.	$5,556
300	Smithfield Foods, Inc. *	2,838
600	Tyson Foods, Inc., Class A	5,634

		14,028

Energy— 27.8%
100	Canadian Natural Resources Ltd. ADR	3,856
300	CONSOL Energy, Inc.	7,572
100	EnCana Corp.	4,061
400	James River Coal Co. *	4,936
300	National Oilwell Varco, Inc. *	8,613
375	Natural Resource Partners LP	8,374
500	Peabody Energy Corp.	12,520
200	Petroleo Brasileiro SA ADR	6,094
400	Sasol Ltd. ADR	11,580
286	StatoilHydro ASA ADR	4,988
200	Ultra Petroleum Corp. *	7,178
400	Valero Energy Corp.	7,160

		86,932

Industrials— 9.6%
200	AGCO Corp. *	3,920
600	Chicago Bridge & Iron Co. ADR	3,762
200	Kennametal, Inc.	3,242
150	Monsanto Co.	12,465
100	POSCO ADR	6,683

		30,072

Materials— 19.9%
150	Agrium, Inc.	5,368
600	Companhia Vale do Rio Doce ADR	7,980
400	Olin Corp.	5,708
70	Potash Corp. of Saskatchewan, Inc.	5,657
100	Rio Tinto PLC ADR	13,406
400	Terra Industries, Inc.	11,236
200	The Mosaic Co.	8,396
200	Yara International ASA ADR	4,390

		62,141

Real Estate Investment Trusts— 4.8%
100	Boston Properties, Inc.	3,503
400	Duke Realty Corp.	2,200
200	Plum Creek Timber Co., Inc.	5,814
103	Vornado Realty Trust	3,422

		14,939

Utilities— 2.8%
300	Questar Corp.	8,829

Total Common Stocks (Cost $352,748)		216,941

Mutual Funds—13.6%
Exchange Traded Funds— 8.7%
100	Oil Service HOLDRs Trust	7,402
400	PowerShares DB Agriculture	9,796
400	PowerShares DB Agriculture	9,796

Exchange Traded Notes— 3.0%
300	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	9,264

		36,554

Investment Company— 1.9%
500	Central Fund of Canada Ltd., Class A	5,960

		5,960

Total Mutual Funds (Cost $53,418)		42,514

Cash Equivalents—16.6%
51,816	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	51,816

Total Cash Equivalents (Cost $51,816)		51,816

Total Investments (Cost $457,982) — 99.6%		311,271

Other Assets in Excess of Liabilities — 0.4%		1,123

Net Assets — 100.0%		$312,394

(a)	Rate disclosed is the seven day yield as of March 31, 2009.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Mutual Funds—89.2%
Exchange Traded Funds— 89.2%
11,300	iShares Dow Jones U.S. Basic Materials Sector Index Fund	$396,404
14,560	iShares Dow Jones U.S. Energy Sector Index Fund	368,950
15,400	iShares Dow Jones U.S. Telecommunications Sector Index Fund	245,784
10,955	iShares Russell 1000 Index Fund	473,804
3,185	Retail HOLDRs Trust	234,735
14,764	S&P Depositary Receipt	1,172,852
6,900	Vanguard Consumer Discretionary	207,759
22,649	Vanguard Large Cap	815,817

Total Mutual Funds (Cost $5,168,263)		3,916,105

Cash Equivalents—10.8%
475,647	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	475,647

Total Cash Equivalents (Cost $475,647)		475,647

Total Investments (Cost $5,643,910) — 100.0%		4,391,752

Other Assets in Excess of Liabilities — 0.0%		1,180

Net Assets — 100.0%		$4,392,932

(a)		Rate disclosed is the seven day yield as of March 31, 2009.
(b)		Investment in affiliate.

See Notes to Portfolio of Investments.

Huntington VA Situs Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Shares		Value
Common Stocks—93.7%
Bermuda— 3.2%
Financials— 3.2%
6,250	Arch Capital Group Ltd. *	$336,625

Cayman Islands— 2.1%
Consumer Discretionary— 1.0%
5,000	Garmin Ltd.	106,050

Consumer Staples— 1.1%
7,100	Fresh Del Monte Produce, Inc. *	116,582

		222,632

Finland— 1.0%
Industrials— 1.0%
2,000	Cargotec Corp., Class B	18,598
4,200	Kone Oyj, Class B	87,036

		105,634

Germany— 0.9%
Consumer Staples— 0.6%
1,500	Douglas Holding AG	59,279

Health Care— 0.3%
1,900	Stada Arzneimittel AG	31,474

		90,753

Hong Kong— 0.4%
Consumer Discretionary— 0.4%
13,000	Television Broadcasts Ltd.	41,514

Ireland— 0.7%
Consumer Staples— 0.7%
3,500	Kerry Group PLC	70,903

Japan— 0.9%
Industrials— 0.2%
3,500	Sato Corp.	25,356

Technology— 0.7%
14,800	Furuno Electric Co. Ltd.	74,023

		99,379

Sweden— 0.1%
Consumer Discretionary— 0.1%
4,800	Haldex AB	15,306

United Kingdom— 0.6%
Technology— 0.6%
26,003	Halma PLC	61,644

United States— 83.8%
Consumer Discretionary— 7.0%
8,000	Cabela's, Inc., Class A *	72,880
3,000	Ennis, Inc.	26,580
2,000	Fossil, Inc. *	31,400
3,000	Jakks Pacific, Inc. *	37,050
1,500	Polo Ralph Lauren Corp.	63,375
8,500	Quanta Services, Inc. *	182,325
2,000	Rent-A-Center, Inc. *	38,740
11,000	ScanSource, Inc. *	204,380
5,000	Urban Outfitters, Inc. *	81,850

		738,580

Consumer Staples— 0.8%
6,000	Owens-Illinois, Inc. *	86,640

Energy— 7.5%
3,000	Alliance Resource Partners LP	87,300
4,000	Atwood Oceanics, Inc. *	66,360
2,550	Carbo Ceramics, Inc.	72,522
7,800	Denbury Resources, Inc. *	115,908
3,500	Dril-Quip, Inc. *	107,450
1,744	Helix Energy Solutions Group, Inc. *	8,964
1,000	Lufkin Industries, Inc.	37,880
3,000	Newfield Exploration Co. *	68,100
3,000	Oceaneering International, Inc. *	110,610
2,000	Rowan Cos., Inc.	23,940
2,500	Saint Mary Land & Exploration Co.	33,075
3,000	TETRA Technologies, Inc. *	9,750
1,500	Tidewater, Inc.	55,695

		797,554

Financials— 7.2%
8,000	BB&T Corp.	135,360
10,000	Cullen/Frost Bankers, Inc.	469,400
15,000	Protective Life Corp.	78,750
2,000	SCBT Financial Corp.	41,800
1,500	WSFS Financial Corp.	33,540

		758,850

Health Care— 14.6%
20,000	Albany Molecular Research *	188,600
650	Bio-Rad Laboratories, Inc., Class A *	42,835
9,000	Cerner Corp. *	395,730
5,500	Edwards LifeSciences Corp. *	333,465
3,000	Kindred Healthcare, Inc. *	44,850
6,000	Kinetic Concepts, Inc. *	126,720
5,000	Lincare Holdings, Inc. *	109,000
7,000	Osiris Therapeutics, Inc. *	96,600
1	PharMerica Corp. *	17
4,000	ViroPharma, Inc. *	21,000
6,000	Watson Pharmaceutical, Inc. *	186,660

		1,545,477

Industrials— 14.6%
3,500	Alliant Techsystems, Inc. *	234,430
15,000	BE Aerospace, Inc. *	130,050
1,500	Eastman Chemical Co.	40,200
4,000	EnPro Industries, Inc. *	68,400
3,000	Exlservice Holdings, Inc. *	25,860
5,500	Flowserve Corp.	308,660
10,000	Jacobs Engineering Group, Inc. *	386,600
3,000	Overseas Shipholding Group, Inc.	68,010
2,600	Precision Castparts Corp.	155,740
2,000	Quaker Chemical Corp.	15,880
1,000	Ryder System, Inc.	28,310
2,000	The Timken Co.	27,920
4,000	Trinity Industries, Inc.	36,560
1,000	Watts Water Technologies, Inc., Class A	19,560

		1,546,180

Materials— 13.1%
4,000	Albemarle Corp.	87,080
13,000	Ceradyne, Inc. *	235,690
3,000	Commercial Metals Co.	34,650
1,000	Deckers Outdoor Corp. *	53,040
500	Eagle Materials, Inc.	12,125
5,000	Harsco Corp.	110,850
4,000	RTI International Metals, Inc. *	46,800
11,000	Terra Industries, Inc.	308,990
3,500	Texas Industries, Inc.	87,500
2,400	The Scotts Co.	83,280
20,000	Trimble Navigation Ltd. *	305,600
500	United States Lime & Minerals, Inc. *	13,680
31	Vulcan Materials Co.	1,373

		1,380,658

Real Estate Investment Trusts— 1.3%
3,500	Camden Property Trust	75,530
1,000	CBL & Associates Properties, Inc.	2,360
3,500	Equity One, Inc.	42,665
2,000	Weingarten Realty Investors	19,040

		139,595

Technology— 11.9%
5,000	ACI Worldwide, Inc. *	93,750
8,000	Anixter International, Inc. *	253,440
4,000	Black Box Corp.	94,440
3,000	Hutchinson Technology, Inc. *	7,800
6,000	Imation Corp.	45,900
4,000	NETGEAR, Inc. *	48,200
1,000	OYO Geospace Corp. *	13,060
14,600	Red Hat, Inc. *	260,464
6,000	Sigma Designs, Inc. *	74,640
20,000	Standard Microsystems Corp. *	372,000

		1,263,694

Telecommunications— 2.2%
13,000	CommScope, Inc. *	147,680
12,300	General Communication, Inc., Class A *	82,164

		229,844

Utilities— 3.6%
1,000	AGL Resources, Inc.	26,530
5,000	Hawaiian Electric Industries, Inc.	68,700
6,000	Portland General Electric Co.	105,540
7,500	UGI Corp.	177,075

		377,845

		8,864,917

Total Common Stocks (Cost $15,655,286)		9,909,307

Mutual Funds—0.9%
Exchange Traded Funds— 0.9%
3,500	iShares FTSE/Xinhua China 25 Index Fund	99,820

Total Mutual Funds (Cost $89,144)		99,820

Cash Equivalents—5.0%
531,445	Huntington Money Market Fund, Interfund Shares, 0.020%(a) (b)	531,445

Total Cash Equivalents (Cost $531,445)		531,445

Total Investments (Cost $16,275,875) — 99.6%		10,540,572

Other Assets in Excess of Liabilities — 0.4%		37,446

Net Assets — 100.0%		$10,578,018

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.
*	Non-income producing security.
LP	Limited Partnership
PLC	Public Liability Co.
See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
March 31, 2009 (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies—84.0%
Federal Home Loan Bank –— 5.5%
$57,387	Series 6B-2012, Class 1, 5.125%, 4/25/12	$60,120
132,032	Series 7I-2012, Class A, 5.000%, 6/15/12	137,131
194,612	Series 00-0606, Class Y, 5.159%, 12/28/12	197,622
60,806	Series SK-2015, Class 1, 5.140%, 8/18/15	60,806

		455,679

Federal Home Loan Mortgage Corporation –— 33.1%
8,911	Series 2548, Class HA, 4.500%, 1/15/10	8,984
57,438	Pool # M80982, 5.000%, 7/1/12	58,491
62,037	Pool # M81004, 5.000%, 1/1/13	63,174
23,330	Pool # B18052, 4.500%, 3/1/15	24,046
95,644	Series R007, Class AC, 5.875%, 5/15/16	97,323
55,492	Pool # J03237, 5.500%, 8/1/16	58,306
86,197	Series 2770, Class TC, 4.000%, 1/15/18	88,604
29,215	Pool # E96459, 5.000%, 5/1/18	30,527
123,319	Series R005, Class AB, 5.500%, 12/15/18	125,797
49,570	Series 3046, Class YA, 5.000%, 2/15/19	50,030
25,871	Pool # G18008, 4.500%, 9/1/19	26,770
13,454	Pool # G18015, 4.500%, 10/1/19	13,922
216,405	Series R010, Class AB, 5.500%, 12/15/19	220,916
243,076	Series 2541, Class VL, 5.500%, 11/15/20	255,158
136,574	Pool # G12286, 5.000%, 7/1/21	141,941
110,933	Pool # G12297, 6.000%, 7/1/21	116,332
142,702	Pool # G12425, 5.500%, 10/1/21	148,956
200,000	Series 2542, Class DH, 5.500%, 2/15/22	209,703
172,500	Pool # E02402, 6.000%, 10/1/22	180,886
72,744	Pool # C90779, 5.000%, 1/1/24	75,301
23,908	Pool # C90837, 5.500%, 6/1/24	24,923
132,969	Series 2649, Class OL, 4.500%, 4/15/26	134,723
65,626	Pool # C91000, 6.000%, 11/1/26	68,948
50,000	Series 2672, Class GH, 5.500%, 8/15/31	52,178
76,348	Pool # 1G0865, 4.906%, 7/1/35	78,385
168,750	Pool # A55565, 6.000%, 12/1/36	176,668
210,412	Pool # G03498, 5.500%, 11/1/37	218,596

		2,749,588

Federal National Mortgage Association –— 29.7%
11,903	Series 1994-23, Class PK, 6.000%, 5/25/10	12,023
34,436	Pool # 254955, 4.000%, 10/1/10	35,100
22,674	Pool # 255224, 4.000%, 5/1/11	23,091
80,014	Pool # 254717, 4.500%, 4/1/13	81,904
51,951	Pool # 254914, 4.500%, 9/1/13	53,245
210,663	5.500%, 12/25/16	214,761
222,413	Pool # 786729, 5.500%, 8/1/19	232,993
160,603	Pool #254501, 5.500%, 9/1/22	167,961
23,255	Pool # 254908, 5.000%, 9/1/23	24,142
14,280	Pool # 255360, 5.000%, 8/1/24	14,816
56,663	Pool # 255711, 5.500%, 4/1/25	59,015
64,087	Pool # 357771, 5.000%, 5/1/25	66,464
53,995	Pool # 255745, 5.500%, 5/1/25	56,544
56,514	Pool # 255767, 5.500%, 6/1/25	58,860
46,295	Pool # 255808, 5.000%, 7/1/25	48,012
59,433	Pool # 256116, 6.000%, 2/1/26	62,463
68,705	Series 1999-13, Class PH, 6.000%, 4/25/29	72,172
26,121	Pool # 721540, 5.000%, 7/1/33	27,046
120,389	Pool # 746683, 5.500%, 10/1/33	125,496
60,867	Pool # 786457, 5.281%, 7/1/34	62,804
41,078	Pool # 845573, 5.609%, 2/1/36	42,766
217,564	Pool # 745511, 5.000%, 4/1/36	224,822
221,001	Pool # 831487, 5.500%, 4/1/36	229,685
215,016	Pool # 868935, 5.500%, 5/1/36	223,466
152,548	Pool # 903812, 5.500%, 12/1/36	158,542
69,943	Pool # 907484, 6.000%, 1/1/37	73,145

		2,451,338

Government National Mortgage Association –— 15.7%
19,319	Pool # 3590, 5.500%, 8/20/19	20,293
56,843	Pool # 3708, 5.500%, 5/20/20	59,640
69,689	Pool # 3741, 4.500%, 8/20/20	72,558
95,212	Pool # 683937, 6.000%, 2/15/23	100,273
205,457	Pool # 666057, 5.000%, 3/15/23	216,100
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	209,648
14,648	Pool # 3571, 6.500%, 6/20/34	15,415
223,241	Pool # 605653, 5.500%, 8/15/34	233,172
12,993	Pool # 3637, 5.500%, 11/20/34	13,546
49,232	Pool # 3710, 5.000%, 5/20/35	51,142
66,731	Pool # 650348, 5.500%, 11/15/35	69,658
242,292	Pool # 676974, 5.500%, 5/15/38	252,540

		1,313,985

Total U.S. Government Mortgage Backed Agencies (Cost $6,721,665)		6,970,590

Common Stocks—5.8%
Real Estate Investment Trusts— 5.8%
1,453	Acadia Realty Trust	15,416
700	Alexandria Real Estate Equities, Inc.	25,480
100	American Campus Communities, Inc.	1,736
500	Boston Properties, Inc.	17,515
400	BRE Properties, Inc.	7,852
1,000	Corporate Office Properties Trust	24,830
1,300	Digital Reality Trust, Inc.	43,134
2,000	Douglas Emmett, Inc.	14,780
1,000	EastGroup Properties, Inc.	28,070
700	Equity Lifestyle Properties, Inc.	26,670
700	Equity Residential	12,845
400	Essex Property Trust, Inc.	22,936
200	Federal Realty Investment Trust	9,200
800	HCP, Inc.	14,280
800	Home Properties, Inc.	24,520
1,300	Host Hotels & Resorts, Inc.	5,096
700	Kimco Realty Corp.	5,334
1,500	Mack-Cali Realty Corp.	29,715
2,000	National Retail Properties, Inc.	31,680
500	Nationwide Health Properties, Inc.	11,095
200	Public Storage, Inc.	11,050
100	Regency Centers Corp.	2,657
512	Simon Property Group, Inc.	17,730
300	SL Green Realty Corp.	3,240
1,000	Tanger Factory Outlet Centers, Inc.	30,860
200	The Macerich Co.	1,252
216	UDR, Inc.	1,860
1,000	Ventas, Inc.	22,610
508	Vornado Realty Trust	16,888

Total Common Stocks (Cost $900,054)		480,331

Collateralized Mortgage Obligations—2.1%
135,475	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	131,285
44,141	Federal Home Loan Bank, 4.800%, 2/25/13	44,215

Total Collateralized Mortgage Obligations (Cost $178,285)		175,500

Preferred Stocks—0.1%
Real Estate Investment Trusts— 0.1%
300	Simon Property Group, Inc., 6.000%	9,528

Total Preferred Stocks (Cost $21,282)		9,528

Cash Equivalent—7.7%
640,916	Huntington Money Market Fund, Interfund Shares, 0.020%(a)(b)	640,916

Total Cash Equivalents (Cost $640,916)		640,916

Total Investments (Cost $8,462,202) — 99.7%		8,276,865

Other Assets in Excess of Liabilities — 0.3%		21,113

Net Assets — 100.0%		$8,297,978

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2009.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities *	Appreciation	Depreciation	(Depreciation)
VA Balanced Fund	$516,023	$3,044	$(15,511)	$(12,467)
VA Dividend Capture Fund	34,558,811	392,719	(11,551,499)	(11,158,780)
VA Growth Fund	12,150,499	512,775	(1,731,619)	(1,218,844)
VA Income Equity Fund	19,860,994	289,517	(5,565,874)	(5,276,357)
VA International Equity Fund	13,569,686	135,234	(5,002,588)	(4,867,354)
VA Macro 100 Fund	5,913,054	56,209	(2,195,797)	(2,139,588)
VA Mid Corp America Fund	14,938,003	1,782,715	(3,001,517)	(1,218,802)
VA New Economy Fund	12,186,914	290,210	(4,155,594)	(3,865,384)
VA Real Strategies Fund	457,742	494	(146,965)	(146,471)
VA Rotating Markets Fund	5,643,910	39,772	(1,291,930)	(1,252,158)
VA Situs Fund	16,291,765	650,846	(6,402,039)	(5,751,193)
VA Mortgage Securities Fund	8,462,202	249,605	(434,942)	(185,337)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2009.

* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2009, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)
Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations
The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.  Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a VA Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund invest some of their assets in foreign securities, they may also be affected, although to a lesser extent.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The VA Funds comply with Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the VA Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2009:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*

VA Balanced Fund	$ 503,556	$ -	$ -	$ -	$ 503,556	$ -
VA Dividend Capture Fund	23,400,031	-	-	-	23,400,031	-
VA Growth Fund	10,931,655	-	-	-	10,931,655	-
VA Income Equity Fund	14,584,637	-	-	-	14,584,637	-
VA International Equity Fund	8,446,804	-	255,528	-	8,702,332	-
VA Macro 100 Fund	3,773,466	-	-	-	3,773,466	-
VA Mid Corp America Fund	13,719,201	-	-	-	13,719,201	-
VA New Economy Fund	8,321,530	(19,812)	-	-	8,321,530	(19,812)
VA Real Strategies Fund	311,271	-	-	-	311,271	-
VA Rotating Markets Fund	4,391,752	-	-	-	4,391,752	-
VA Situs Fund	10,540,572	-	-	-	10,540,572	-
VA Mortgage Securities Fund	1,130,775	-	7,146,090	-	8,276,865	-

* Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investments.

B. Repurchase Agreements
The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees.  It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.  If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions
The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Exchange Contracts
VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2009, the VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any foreign currency commitments outstanding.

E. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Written Options Contracts
Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written.  Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.  Investing in written option contracts exposes the Funds to equity risk.

The following is a summary of the VA Income Equity Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	-	$-
Options written	107	10,379
Options expired	-	-
Options closed	(107)	(10,379)
Options exercised	-	-
Outstanding at 3/31/2009	-	$-

At March 31, 2009, the VA Income Equity Fund had no outstanding options.

The following is a summary of the VA New Economy Fund’s written option activity for the period ended March 31, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	13	$5,861
Options written	115	47,341
Options expired	(13)	(5,861)
Options closed	(60)	(17,785)
Options exercised	-	-
Outstanding at 3/31/2009	55	$29,556

At March 31, 2009, the VA New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CF Industries Holdings, Inc.	Call	May 2009	$60	26	$33,410	$(18,322)
CME Group, Inc.	Call	April 2009	240	2	3,470	(816)
FMC Technologies, Inc.	Call	May 2009	35	15	2,588	142
First Solar, Inc.	Call	April 2009	135	12	9,900	(816)
NET UNREALIZED DEPPRECIATION ON WRITTEN OPTION CONTRACTS						$(19,812)

G. Securities Lending
To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receives a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2009, the VA Funds had no securities on loan.

H. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	3/31/09 Market Value	Income
VA Dividend Capture Fund	$528,197	$1,092,847	$(1,225,160)	$395,884	$43
VA Growth Fund	380,376	230,342	(402,454)	208,264	83
VA Income Equity Fund	357,593	605,203	(530,681)	432,115	77
VA Macro 100 Fund	38,903	155,108	(174,114)	19,817	18
VA Mid Corp America Fund	952,602	2,563,897	(2,186,953)	1,329,546	231
VA New Economy Fund	1,356,465	706,644	(834,121)	1,228,988	335
VA Real Strategies Fund	38,212	66,160	(52,556)	51,816	7
VA Rotating Markets Fund	330,812	389,444	(244,609)	475,647	91
VA Situs Fund	181,223	712,553	(362,331)	531,445	54
VA Mortgage Securities Fund	484,594	861,603	(705,281)	640,916	115

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund's investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/08 Market Value	Purchases	Sales	3/31/09 Market Value	Income
Huntington Money Market Fund	$4,401	$115,313	$(109,471)	$10,243	$10
Huntington Fixed Income Securities Fund	69,010	118,588	(29,403)	157,414	1,121
VA Dividend Capture Fund	9,755	16,407	(4,122)	20,594	722
VA Growth Fund	40,406	63,020	(6,345)	90,223	279
VA Income Equity Fund	28,053	45,376	(6,231)	61,152	1,206
VA International Equity Fund	22,582	37,466	(6,378)	50,734	588
VA Macro 100 Fund	11,478	18,545	(2,894)	25,235	271
VA Mid Corp America Fund	9,069	14,356	(2,602)	20,178	66
VA New Economy Fund	10,134	15,185	(2,778)	22,629	14
VA Situs Fund	5,654	9,383	(1,939)	12,632	19
VA Mortgage Securities Fund	15,039	22,201	(4,719)	32,522	676
Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Huntington  Funds

By (Signature and Title)* /s/Anthony J. Ghoston
Anthony J. Ghoston,    Chief Executive Officer and Principal Executive Officer

Date  May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Anthony J. Ghoston
Anthony J. Ghoston,   Chief Executive Officer and Principal Executive Officer

Date May 22, 2009

By (Signature and Title)*  /s/Christopher E. Sabato
Christopher E. Sabato,       Treasurer and Principal Financial Officer

Date  May 22, 2009